UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® Balanced Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.1
Apple, Inc.	3.7
Amazon.com, Inc.	1.8
NVIDIA Corp.	1.4
Exxon Mobil Corp.	1.3
Alphabet, Inc. Class A	1.3
UnitedHealth Group, Inc.	1.2
Meta Platforms, Inc. Class A	1.1
Visa, Inc. Class A	1.0
Tesla, Inc.	0.9
17.8

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.3
Fannie Mae	2.2
Freddie Mac	2.0
Uniform Mortgage Backed Securities	1.5
Ginnie Mae	1.1
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.5
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Petroleos Mexicanos	0.4
24.7

Market Sectors (% of Fund's net assets)

Information Technology	16.8
Financials	12.6
Health Care	9.7
Consumer Discretionary	6.8
Communication Services	6.1
Industrials	5.5
Consumer Staples	4.8
Energy	4.3
Real Estate	2.7
Utilities	2.2
Materials	1.8

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%*
Foreign investments - 9.3%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 61.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	139,776	2,643
Cellnex Telecom SA (a)	72,800	2,731
Liberty Global PLC Class C (b)	660,752	14,041
		19,415
Entertainment - 1.1%
Activision Blizzard, Inc.	1,141,138	87,012
Cinemark Holdings, Inc. (b)(c)	757,486	10,309
Netflix, Inc. (b)	512,442	165,073
Sea Ltd. ADR (b)	453,055	28,311
Take-Two Interactive Software, Inc. (b)	208,761	22,870
The Walt Disney Co. (b)	853,527	85,020
Warner Bros Discovery, Inc. (b)	85,175	1,330
		399,925
Interactive Media & Services - 3.2%
Alphabet, Inc.:
Class A (b)	5,282,979	475,785
Class C (b)	2,870,195	259,179
Epic Games, Inc. (b)(d)(e)	12,272	9,155
Meta Platforms, Inc. Class A (b)	2,355,315	412,039
Snap, Inc. Class A (b)	3,029,566	30,750
		1,186,908
Media - 0.5%
Altice U.S.A., Inc. Class A (b)	1,022,440	4,049
Charter Communications, Inc. Class A (b)	108,477	39,877
Comcast Corp. Class A	2,431,300	90,371
Liberty Broadband Corp.:
Class A (b)	391,576	33,961
Class C (b)(c)	347,702	30,135
		198,393
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	599,003	85,166
TOTAL COMMUNICATION SERVICES		1,889,807
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.1%
Adient PLC (b)	707,916	30,242
Automobiles - 1.0%
Ferrari NV	120,263	31,313
Tesla, Inc. (b)	1,627,271	334,746
		366,059
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	48,441	122,265
Caesars Entertainment, Inc. (b)	580,693	29,476
Churchill Downs, Inc.	229,661	56,446
Domino's Pizza, Inc.	103,009	30,286
Marriott International, Inc. Class A	563,802	95,418
McDonald's Corp.	237,610	62,708
Sweetgreen, Inc. Class A (b)	72,908	636
Yum! Brands, Inc.	432,800	55,035
		452,270
Household Durables - 0.1%
D.R. Horton, Inc.	144,949	13,405
Mohawk Industries, Inc. (b)	182,677	18,788
		32,193
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (b)	7,034,757	662,885
Cazoo Group Ltd. (b)(d)	387,545	44
eBay, Inc.	1,379,820	63,334
Uber Technologies, Inc. (b)	1,653,865	55,008
		781,271
Multiline Retail - 0.3%
Dollar General Corp.	417,468	90,298
Ollie's Bargain Outlet Holdings, Inc. (b)	89,393	5,144
Target Corp.	120,935	20,378
		115,820
Specialty Retail - 1.2%
Fast Retailing Co. Ltd.	83,700	16,537
Lowe's Companies, Inc.	821,746	169,074
The Home Depot, Inc.	374,264	110,984
TJX Companies, Inc.	2,026,277	155,213
		451,808
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (b)	249,975	12,391
LVMH Moet Hennessy Louis Vuitton SE	24,451	20,327
NIKE, Inc. Class B	498,766	59,248
PVH Corp.	305,337	24,500
Tapestry, Inc.	923,391	40,177
		156,643
TOTAL CONSUMER DISCRETIONARY		2,386,306
CONSUMER STAPLES - 4.2%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (b)	36,104	11,690
Celsius Holdings, Inc. (b)	147,699	13,411
Constellation Brands, Inc. Class A (sub. vtg.)	370,566	82,896
Duckhorn Portfolio, Inc. (b)	315,640	4,814
Keurig Dr. Pepper, Inc.	956,015	33,030
Monster Beverage Corp. (b)	675,562	68,745
PepsiCo, Inc.	987,404	171,344
Pernod Ricard SA	99,144	20,732
The Coca-Cola Co.	3,246,243	193,184
		599,846
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	664,167	13,204
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	499,203	23,418
Cake Box Holdings PLC	308,140	487
Costco Wholesale Corp.	348,462	168,718
U.S. Foods Holding Corp. (b)	1,203,008	45,149
Walmart, Inc.	1,186,289	168,607
		419,583
Food Products - 0.6%
Freshpet, Inc. (b)(c)	347,110	21,583
Hotel Chocolat Group Ltd. (b)(c)	76,346	189
Lamb Weston Holdings, Inc.	196,339	19,760
McCormick & Co., Inc. (non-vtg.)	363,851	27,041
Mondelez International, Inc.	1,336,281	87,099
Sovos Brands, Inc. (b)	452,748	5,917
The Hershey Co.	169,954	40,503
TreeHouse Foods, Inc. (b)	166,601	8,128
		210,220
Household Products - 0.7%
Procter & Gamble Co.	2,057,764	283,066
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	226,305	55,003
Olaplex Holdings, Inc. (b)	970,415	4,774
		59,777
TOTAL CONSUMER STAPLES		1,572,492
ENERGY - 3.1%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (b)	1,608,021	36,550
Schlumberger Ltd.	1,439,942	76,619
Weatherford International PLC (b)	545,834	36,363
		149,532
Oil, Gas & Consumable Fuels - 2.7%
Africa Oil Corp.	4,601,600	9,409
Canadian Natural Resources Ltd.	1,199,095	67,763
Eco Atlantic Oil & Gas Ltd. (b)	6,074,000	1,647
Exxon Mobil Corp.	4,335,690	476,536
Hess Corp.	871,532	117,395
Imperial Oil Ltd.	1,612,888	79,776
Kosmos Energy Ltd. (b)	5,126,210	40,343
MEG Energy Corp. (b)	5,618,454	88,775
Phillips 66 Co.	714,870	73,317
Tourmaline Oil Corp.	303,665	13,308
Valero Energy Corp.	508,590	66,997
		1,035,266
TOTAL ENERGY		1,184,798
FINANCIALS - 7.1%
Banks - 3.5%
AIB Group PLC	2,020,900	8,648
Bank of America Corp.	9,726,849	333,631
BankUnited, Inc.	150,651	5,336
BNP Paribas SA	394,411	27,574
Citigroup, Inc.	1,085,500	55,024
Citizens Financial Group, Inc.	699,416	29,208
Comerica, Inc.	483,413	33,887
DNB Bank ASA	879,500	17,551
Eurobank Ergasias Services and Holdings SA (b)	19,764,630	30,354
JPMorgan Chase & Co.	1,059,479	151,876
KBC Group NV	296,700	22,187
M&T Bank Corp.	241,694	37,533
NatWest Group PLC	7,965,683	27,983
Piraeus Financial Holdings SA (b)	5,398,283	13,709
PNC Financial Services Group, Inc.	156,263	24,677
Signature Bank	151,297	17,407
Societe Generale Series A	358,389	10,329
Starling Bank Ltd. Series D (b)(d)(e)	5,092,112	20,703
Sumitomo Mitsui Financial Group, Inc.	531,959	23,233
U.S. Bancorp	1,399,783	66,812
UniCredit SpA	1,897,534	38,821
Wells Fargo & Co.	6,753,808	315,876
		1,312,359
Capital Markets - 0.9%
Bank of New York Mellon Corp.	1,635,354	83,207
BlackRock, Inc. Class A	100,341	69,178
Cboe Global Markets, Inc.	107,743	13,594
Goldman Sachs Group, Inc.	15,827	5,566
Intercontinental Exchange, Inc.	494,128	50,302
State Street Corp.	814,943	72,269
StepStone Group, Inc. Class A	589,638	16,864
Virtu Financial, Inc. Class A	828,505	15,228
		326,208
Consumer Finance - 0.4%
American Express Co.	361,299	62,862
Capital One Financial Corp.	512,472	55,900
OneMain Holdings, Inc.	738,118	31,806
Shriram Transport Finance Co. Ltd.	594,039	8,649
		159,217
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (b)(d)(e)	7,317,052	11,049
Apollo Global Management, Inc.	712,201	50,495
Berkshire Hathaway, Inc.:
Class A (b)	79	36,618
Class B (b)	198,834	60,680
Jumo World Ltd. (b)(e)	1,163	1,216
Sunrisemezz Ltd. (b)	805,561	110
		160,168
Insurance - 1.9%
Arthur J. Gallagher & Co.	241,488	45,243
Assurant, Inc.	27,526	3,507
Chubb Ltd.	646,762	136,480
Direct Line Insurance Group PLC	6,554,742	14,219
Fairfax Financial Holdings Ltd. (sub. vtg.)	48,100	33,628
Globe Life, Inc.	350,457	42,647
Hartford Financial Services Group, Inc.	969,127	75,863
Marsh & McLennan Companies, Inc.	423,059	68,595
Progressive Corp.	514,900	73,898
Prudential PLC	808,236	12,352
The Travelers Companies, Inc.	1,119,007	207,151
		713,583
Thrifts & Mortgage Finance - 0.0%
UWM Holdings Corp. Class A (c)	671,853	2,862
TOTAL FINANCIALS		2,674,397
HEALTH CARE - 8.9%
Biotechnology - 1.6%
BeiGene Ltd. ADR (b)	25,965	5,833
Biogen, Inc. (b)	82,600	22,290
Gilead Sciences, Inc.	2,586,084	208,257
Legend Biotech Corp. ADR (b)	782,696	36,145
Regeneron Pharmaceuticals, Inc. (b)	138,577	105,377
Sarepta Therapeutics, Inc. (b)	115,500	14,106
Vertex Pharmaceuticals, Inc. (b)	656,415	190,551
		582,559
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	1,291,961	131,418
Boston Scientific Corp. (b)	5,393,600	251,989
Intuitive Surgical, Inc. (b)	241,369	55,368
Masimo Corp. (b)	284,023	47,520
ResMed, Inc.	263,840	56,198
Stryker Corp.	560,767	147,414
		689,907
Health Care Providers & Services - 2.5%
agilon health, Inc. (b)	2,151,667	45,637
AmerisourceBergen Corp.	1,095,900	170,478
Humana, Inc.	223,703	110,737
Option Care Health, Inc. (b)	2,246,677	68,906
Surgery Partners, Inc. (b)	2,959,154	98,984
UnitedHealth Group, Inc.	922,960	439,274
		934,016
Life Sciences Tools & Services - 1.0%
IQVIA Holdings, Inc. (b)	429,378	89,512
Thermo Fisher Scientific, Inc.	544,973	295,245
		384,757
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	2,061,951	134,398
Bristol-Myers Squibb Co.	235,597	16,247
Eli Lilly & Co.	988,324	307,586
Merck & Co., Inc.	1,171,200	124,428
Roche Holding AG (participation certificate)	81,572	23,520
Royalty Pharma PLC	3,760,913	134,829
		741,008
TOTAL HEALTH CARE		3,332,247
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	963,126	40,625
Lockheed Martin Corp.	314,366	149,091
Northrop Grumman Corp.	112,555	52,238
Raytheon Technologies Corp.	383,110	37,579
Space Exploration Technologies Corp. Class A (b)(d)(e)	117,000	9,009
The Boeing Co. (b)	638,926	128,776
TransDigm Group, Inc.	73,800	54,898
		472,216
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	1,518,900	6,352
United Parcel Service, Inc. Class B	181,715	33,161
		39,513
Airlines - 0.1%
Delta Air Lines, Inc. (b)	1,065,663	40,858
Building Products - 0.4%
Trane Technologies PLC	794,052	146,876
Electrical Equipment - 0.5%
AMETEK, Inc.	1,036,240	146,690
Eaton Corp. PLC	316,200	55,313
		202,003
Industrial Conglomerates - 0.5%
General Electric Co.	1,425,329	120,740
Honeywell International, Inc.	319,822	61,240
		181,980
Machinery - 1.8%
Caterpillar, Inc.	421,768	101,035
Deere & Co.	150,386	63,048
Dover Corp.	803,458	120,438
Fortive Corp.	2,144,178	142,931
Ingersoll Rand, Inc.	1,784,127	103,604
Parker Hannifin Corp.	415,533	146,205
		677,261
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	1,132,702	13,604
Road & Rail - 0.5%
CSX Corp.	3,149,849	96,039
Old Dominion Freight Lines, Inc.	295,329	100,193
		196,232
TOTAL INDUSTRIALS		1,970,543
INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	968,952	75,113
IT Services - 2.3%
Accenture PLC Class A	208,893	55,472
Block, Inc. Class A (b)	957,924	73,502
Capgemini SA	266,079	50,053
Cognizant Technology Solutions Corp. Class A	113,087	7,083
Dlocal Ltd. (b)	1,474,011	22,022
EPAM Systems, Inc. (b)	125,322	38,555
Fiserv, Inc. (b)	72,204	8,310
MasterCard, Inc. Class A	183,002	65,019
MongoDB, Inc. Class A (b)	223,569	46,842
Snowflake, Inc. (b)	159,293	24,592
Twilio, Inc. Class A (b)	436,308	29,324
Visa, Inc. Class A	1,681,158	369,754
Wix.com Ltd. (b)	319,658	28,939
Worldline SA (a)(b)	553,956	23,074
		842,541
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (b)	660,360	51,891
ASML Holding NV (Netherlands)	82,587	50,903
Lam Research Corp.	225,720	109,702
Marvell Technology, Inc.	1,192,811	53,855
MediaTek, Inc.	1,269,000	29,847
Microchip Technology, Inc.	988,662	80,111
Micron Technology, Inc.	2,151,639	124,408
NVIDIA Corp.	2,286,596	530,856
NXP Semiconductors NV	431,682	77,047
Renesas Electronics Corp. (b)	6,619,713	85,510
Silergy Corp.	972,000	18,403
SolarEdge Technologies, Inc. (b)	197,819	62,891
Taiwan Semiconductor Manufacturing Co. Ltd.	6,595,000	108,147
		1,383,571
Software - 6.4%
Adobe, Inc. (b)	571,635	185,181
Autodesk, Inc. (b)	408,370	81,139
Black Knight, Inc. (b)	116,902	6,967
CCC Intelligent Solutions Holdings, Inc. (b)(d)	253,848	2,272
Coupa Software, Inc. (b)	260,008	21,061
Cvent Holding Corp. (b)(d)	788,735	5,726
Elastic NV (b)	397,424	23,456
Five9, Inc. (b)	363,712	24,005
HubSpot, Inc. (b)	172,269	66,644
Intuit, Inc.	333,913	135,963
Microsoft Corp.	6,220,828	1,551,595
Salesforce.com, Inc. (b)	1,105,784	180,917
Stripe, Inc. Class B (b)(d)(e)	110,500	2,395
Synopsys, Inc. (b)	196,315	71,412
Workday, Inc. Class A (b)	260,171	48,254
		2,406,987
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	9,463,950	1,395,081
TOTAL INFORMATION TECHNOLOGY		6,103,293
MATERIALS - 1.8%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	202,374	57,875
Cabot Corp.	147,290	11,714
Celanese Corp. Class A	204,618	23,783
CF Industries Holdings, Inc.	265,397	22,795
Chemtrade Logistics Income Fund	1,232,843	8,294
Corteva, Inc.	709,514	44,196
DuPont de Nemours, Inc.	408,035	29,799
Linde PLC	415,856	144,872
LyondellBasell Industries NV Class A	374,926	35,989
Olin Corp.	249,664	14,418
The Chemours Co. LLC	471,961	16,132
Tronox Holdings PLC	969,702	15,127
Valvoline, Inc.	922,393	32,468
Westlake Corp.	65,314	7,782
		465,244
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	48,680	17,518
Vulcan Materials Co.	103,988	18,812
		36,330
Containers & Packaging - 0.1%
Aptargroup, Inc.	103,083	12,032
Greif, Inc. Class A	169,797	12,064
Sealed Air Corp.	131,934	6,415
		30,511
Metals & Mining - 0.4%
Alcoa Corp.	158,095	7,737
First Quantum Minerals Ltd.	1,672,881	36,547
Freeport-McMoRan, Inc.	1,490,446	61,064
Glencore PLC	2,068,315	12,331
Reliance Steel & Aluminum Co.	80,109	19,854
		137,533
TOTAL MATERIALS		669,618
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	351,474	69,595
Corporate Office Properties Trust (SBI)	512,896	13,043
Crown Castle International Corp.	271,985	35,562
CubeSmart	82,302	3,867
Elme Communities (SBI)	349,230	6,499
Equinix, Inc.	101,055	69,553
Equity Lifestyle Properties, Inc.	636,570	43,611
Essex Property Trust, Inc.	180,490	41,163
Host Hotels & Resorts, Inc.	2,841,074	47,730
Invitation Homes, Inc.	1,065,744	33,315
Life Storage, Inc.	13,455	1,622
Mid-America Apartment Communities, Inc.	174,395	27,921
Prologis (REIT), Inc.	760,907	93,896
Simon Property Group, Inc.	101,713	12,418
Ventas, Inc.	687,684	33,456
Welltower, Inc.	699,588	51,853
		585,104
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (b)	644,429	8,339
WeWork, Inc. (b)	637,478	739
		9,078
TOTAL REAL ESTATE		594,182
UTILITIES - 1.7%
Electric Utilities - 1.3%
Constellation Energy Corp.	679,230	50,868
Edison International	458,756	30,374
Exelon Corp.	1,192,241	48,155
FirstEnergy Corp.	1,051,282	41,568
NextEra Energy, Inc.	1,732,366	123,050
PG&E Corp. (b)	4,381,537	68,440
PPL Corp.	1,181,243	31,976
Southern Co.	1,473,403	92,913
		487,344
Multi-Utilities - 0.4%
Dominion Energy, Inc.	946,118	52,623
NiSource, Inc.	906,677	24,870
Public Service Enterprise Group, Inc.	141,420	8,546
Sempra Energy	451,061	67,641
		153,680
TOTAL UTILITIES		641,024
TOTAL COMMON STOCKS (Cost $16,470,978)		23,018,707

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	143,672	28,559

CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series F (d)(e)	239,407	8,015

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	120,349	4,430
Series B2(b)(d)(e)	54,288	1,972
		6,402
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	49,193	3,745

TOTAL INDUSTRIALS		10,147

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	412,038	6,745

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	947,200	8,421
GaN Systems, Inc.:
Series F1(b)(d)(e)	97,586	1,097
Series F2(b)(d)(e)	51,529	579
Xsight Labs Ltd. Series D (b)(d)(e)	450,873	3,278
		13,375
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	189,206	3,358
Bolt Technology OU Series E (b)(d)(e)	41,382	5,177
Databricks, Inc.:
Series G(b)(d)(e)	30,576	1,625
Series H(b)(d)(e)	125,490	6,670
Skyryse, Inc. Series B (b)(d)(e)	332,947	6,692
Stripe, Inc. Series H (b)(d)(e)	45,700	990
		24,512
TOTAL INFORMATION TECHNOLOGY		44,632

TOTAL CONVERTIBLE PREFERRED STOCKS		91,353
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (d)(e)	467,381	15,648

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (b)(e)	588,051	7,721
Gupshup, Inc. (b)(d)(e)	403,701	6,689
		14,410
TOTAL NONCONVERTIBLE PREFERRED STOCKS		30,058
TOTAL PREFERRED STOCKS (Cost $120,400)		121,411

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.27% to 4.61% 3/16/23 to 4/20/23 (g) (Cost $19,575)	19,690	19,575

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h) (Cost $2,287)	2,287	2,843

Fixed-Income Funds - 37.4%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (i) (Cost $16,098,253)	144,677,705	14,040,971

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (j)	366,629,045	366,702
Fidelity Securities Lending Cash Central Fund 4.63% (j)(k)	13,667,241	13,669
TOTAL MONEY MARKET FUNDS (Cost $380,368)		380,371

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $33,091,861)	37,583,878
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(42,404)
NET ASSETS - 100.0%	37,541,474

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	414	Mar 2023	82,293	135	135

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,805,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $176,886,000 or 0.5% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,549,000.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420

ABL Space Systems Series B2	10/22/21	3,691

Algolia, Inc. Series D	7/23/21	5,533

Ant International Co. Ltd. Class C	5/16/18	27,888

Astera Labs, Inc. Series C	8/24/21	3,184

Astranis Space Technologies Corp. Series C	3/19/21	9,032

Beta Technologies, Inc. Series A	4/09/21	3,604

Bolt Technology OU Series E	1/03/22	10,751

ByteDance Ltd. Series E1	11/18/20	15,743

Cazoo Group Ltd.	3/28/21	3,875

CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538

Circle Internet Financial Ltd. Series E	5/11/21	7,586

Circle Internet Financial Ltd. Series F	5/09/22	10,089

Cvent Holding Corp.	7/23/21	7,887

Databricks, Inc. Series G	2/01/21	1,808

Databricks, Inc. Series H	8/31/21	9,222

Epic Games, Inc.	3/29/21	10,861

GaN Systems, Inc. Series F1	11/30/21	828

GaN Systems, Inc. Series F2	11/30/21	437

GaN Systems, Inc. 0%	11/30/21	2,287

Gupshup, Inc.	6/08/21	9,231

Skyryse, Inc. Series B	10/21/21	8,217

Space Exploration Technologies Corp. Class A	2/16/21	4,914

Starling Bank Ltd. Series D	6/18/21	9,104

Stripe, Inc. Class B	5/18/21	4,434

Stripe, Inc. Series H	3/15/21	1,834

Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	300,528	4,367,481	4,301,307	6,360	11	(11)	366,702	0.8%
Fidelity Investment Grade Bond Central Fund	12,494,979	2,083,739	95,030	225,252	1,835	(444,552)	14,040,971	39.0%
Fidelity Securities Lending Cash Central Fund 4.63%	48,085	427,600	462,016	126	-	-	13,669	0.0%
Total	12,843,592	6,878,820	4,858,353	231,738	1,846	(444,563)	14,421,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,918,366	1,877,921	2,731	37,714
Consumer Discretionary	2,409,969	2,365,979	20,327	23,663
Consumer Staples	1,572,492	1,572,492	-	-
Energy	1,184,798	1,184,798	-	-
Financials	2,674,397	2,483,586	157,843	32,968
Health Care	3,332,247	3,308,727	23,520	-
Industrials	1,980,690	1,961,534	-	19,156
Information Technology	6,162,335	5,833,264	267,634	61,437
Materials	669,618	657,287	12,331	-
Real Estate	594,182	594,182	-	-
Utilities	641,024	641,024	-	-

U.S. Government and Government Agency Obligations	19,575	-	19,575	-

Preferred Securities	2,843	-	-	2,843

Fixed-Income Funds	14,040,971	14,040,971	-	-

Money Market Funds	380,371	380,371	-	-
Total Investments in Securities:	37,583,878	36,902,136	503,961	177,781
Derivative Instruments:

Assets
Futures Contracts	135	135	-	-
Total Assets	135	135	-	-
Total Derivative Instruments:	135	135	-	-

Net Unrealized Depreciation on Unfunded Commitments	(815)	-	-	(815)
Total	(815)	-	-	(815)

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	135	0
Total Equity Risk	135	0
Total Value of Derivatives	135	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,046) - See accompanying schedule:
Unaffiliated issuers (cost $16,613,240)	$23,162,536
Fidelity Central Funds (cost $16,478,621)	14,421,342

Total Investment in Securities (cost $33,091,861)		$37,583,878
Cash		21,100
Foreign currency held at value (cost $2)		2
Receivable for investments sold		117,945
Receivable for fund shares sold		14,134
Dividends receivable		30,307
Distributions receivable from Fidelity Central Funds		1,426
Prepaid expenses		31
Other receivables		1,195
Total assets		37,770,018
Liabilities
Payable for investments purchased	$155,323
Unrealized depreciation on unfunded commitments	815
Payable for fund shares redeemed	20,257
Accrued management fee	12,041
Payable for daily variation margin on futures contracts	305
Other affiliated payables	3,510
Deferred dividend income	21,061
Other payables and accrued expenses	1,563
Collateral on securities loaned	13,669
Total Liabilities		228,544
Net Assets		$37,541,474
Net Assets consist of:
Paid in capital		$33,186,283
Total accumulated earnings (loss)		4,355,191
Net Assets		$37,541,474

Net Asset Value and Maximum Offering Price
Balanced :
Net Asset Value , offering price and redemption price per share ($30,145,192 ÷ 1,264,501 shares)		$23.84
Class K :
Net Asset Value , offering price and redemption price per share ($7,396,282 ÷ 310,237 shares)		$23.84

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$157,134
Interest		307
Income from Fidelity Central Funds (including $126 from security lending)		231,738
Total Income		389,179
Expenses
Management fee	$70,867
Transfer agent fees	19,963
Accounting fees	1,178
Custodian fees and expenses	179
Independent trustees' fees and expenses	69
Registration fees	267
Audit	126
Legal	45
Interest	80
Miscellaneous	81
Total expenses before reductions	92,855
Expense reductions	(717)
Total expenses after reductions		92,138
Net Investment income (loss)		297,041
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $21)	211,305
Redemptions in-kind with affiliated entities	87,257
Fidelity Central Funds	1,846
Foreign currency transactions	19
Futures contracts	753
Total net realized gain (loss)		301,180
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $627)	112,924
Fidelity Central Funds	(444,563)
Unfunded commitments	(89)
Assets and liabilities in foreign currencies	57
Futures contracts	2,162
Total change in net unrealized appreciation (depreciation)		(329,509)
Net gain (loss)		(28,329)
Net increase (decrease) in net assets resulting from operations		$268,712
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$297,041	$475,512
Net realized gain (loss)	301,180	2,615,408
Change in net unrealized appreciation (depreciation)	(329,509)	(9,077,818)
Net increase (decrease) in net assets resulting from operations	268,712	(5,986,898)
Distributions to shareholders	(2,614,469)	(4,444,353)
Share transactions - net increase (decrease)	547,983	1,859,354
Total increase (decrease) in net assets	(1,797,774)	(8,571,897)

Net Assets
Beginning of period	39,339,248	47,911,145
End of period	$37,541,474	$39,339,248

Financial Highlights
Fidelity® Balanced Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.49	$32.24	$27.37	$23.54	$25.33	$24.27
Income from Investment Operations
Net investment income (loss) A,B	.19	.30	.29	.38	.42	.38
Net realized and unrealized gain (loss)	(.13)	(4.09)	6.17	4.49	.08	2.55
Total from investment operations	.06	(3.79)	6.46	4.87	.50	2.93
Distributions from net investment income	(.20)	(.29)	(.29)	(.41)	(.40)	(.37)
Distributions from net realized gain	(1.51)	(2.67)	(1.31)	(.62)	(1.89)	(1.50)
Total distributions	(1.71)	(2.96)	(1.59) C	(1.04) C	(2.29)	(1.87)
Net asset value, end of period	$23.84	$25.49	$32.24	$27.37	$23.54	$25.33
Total Return D,E	.87%	(12.80)%	24.83%	21.44%	2.61%	12.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H	.50%	.51%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.51% H	.50%	.50%	.52%	.53%	.53%
Expenses net of all reductions	.51% H	.50%	.50%	.51%	.53%	.53%
Net investment income (loss)	1.56% H	1.05%	.98%	1.57%	1.82%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$30,145	$31,647	$37,819	$28,805	$24,969	$25,088
Portfolio turnover rate I	28% H,J	36% J	40% J	95% J	60%	66% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Balanced Fund Class K

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.49	$32.24	$27.37	$23.55	$25.33	$24.27
Income from Investment Operations
Net investment income (loss) A,B	.20	.32	.31	.40	.44	.40
Net realized and unrealized gain (loss)	(.13)	(4.09)	6.17	4.48	.09	2.55
Total from investment operations	.07	(3.77)	6.48	4.88	.53	2.95
Distributions from net investment income	(.21)	(.31)	(.31)	(.43)	(.42)	(.39)
Distributions from net realized gain	(1.51)	(2.67)	(1.31)	(.62)	(1.89)	(1.50)
Total distributions	(1.72)	(2.98)	(1.61) C	(1.06) C	(2.31)	(1.89)
Net asset value, end of period	$23.84	$25.49	$32.24	$27.37	$23.55	$25.33
Total Return D,E	.91%	(12.73)%	24.92%	21.49%	2.74%	12.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.43%	.43%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.43% H	.42%	.43%	.44%	.45%	.45%
Expenses net of all reductions	.43% H	.42%	.43%	.43%	.44%	.44%
Net investment income (loss)	1.64% H	1.12%	1.06%	1.65%	1.91%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$7,396	$7,692	$10,092	$9,033	$8,429	$9,157
Portfolio turnover rate I	28% H,J	36% J	40% J	95% J	60%	66% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities   are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. A non-recurring dividend with a payable date of February 28, 2023 and an ex-date of March 1, 2023 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Balanced Fund	$1,060

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,888,883
Gross unrealized depreciation	(3,449,283)
Net unrealized appreciation (depreciation)	$4,439,600
Tax cost	$33,144,413

The Fund elected to defer to its next fiscal year approximately $446,097 of capital losses recognized during the period November 1,2021 to August 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Balanced Fund	Stripe, Inc.	$3,607	$(815)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	5,298,813	6,801,087

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Balanced Fund	12,520	87,257	293,291	Balanced, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Balanced Fund	7,482	79,467	216,180	Balanced, Class K

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Balanced	$18,406.12
Class K	1,557.04
	$19,963

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Balanced Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced Fund	$85

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Balanced Fund	Borrower	$ 92,240	4.43%	$ 80

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced Fund	120,882	418,801	11,128

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Balanced Fund	105

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Balanced Fund	$35

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Balanced Fund	$14	$8	$364

8. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $717.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Balanced Fund
Distributions to shareholders
Balanced	$ 2,098,446	$3,513,610
Class K	516,023	930,743
Total	$2,614,469	$4,444,353

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Balanced Fund
Balanced
Shares sold	50,910	153,031	$1,209,592	$4,421,713
Reinvestment of distributions	89,181	113,479	1,952,063	3,307,115
Shares redeemed	(117,307)	(197,918)	(2,773,706)	(5,573,068)
Net increase (decrease)	22,784	68,592	$387,949	$2,155,760
Class K
Shares sold	13,236	31,940	$314,206	$913,583
Reinvestment of distributions	23,571	31,940	516,023	930,743
Shares redeemed	(28,359)	(75,095)	(670,195)	(2,140,732)
Net increase (decrease)	8,448	(11,215)	$160,034	$(296,406)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Balanced Fund
Fidelity® Balanced Fund	.51%
Actual		$ 1,000	$ 1,008.70	$ 2.54
Hypothetical- B		$ 1,000	$ 1,022.27	$ 2.56
Class K	.43%
Actual		$ 1,000	$ 1,009.10	$ 2.14
Hypothetical- B		$ 1,000	$ 1,022.66	$ 2.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.471161.125
BAL-SANN-0423
Fidelity® Balanced K6 Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.1
Apple, Inc.	3.7
Amazon.com, Inc.	1.8
NVIDIA Corp.	1.4
Exxon Mobil Corp.	1.3
Alphabet, Inc. Class A	1.2
UnitedHealth Group, Inc.	1.2
Meta Platforms, Inc. Class A	1.1
Visa, Inc. Class A	1.0
Tesla, Inc.	0.9
17.7

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.3
Fannie Mae	2.2
Freddie Mac	2.0
Uniform Mortgage Backed Securities	1.5
Ginnie Mae	1.1
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.5
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Petroleos Mexicanos	0.4
24.7

Market Sectors (% of Fund's net assets)

Information Technology	16.6
Financials	12.5
Health Care	9.6
Consumer Discretionary	6.7
Communication Services	5.9
Industrials	5.5
Consumer Staples	4.7
Energy	4.2
Real Estate	2.7
Utilities	2.2
Materials	1.8

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%*
Foreign investments - 9.2%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 60.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	5,337	100,923
Cellnex Telecom SA (a)	2,839	106,516
Liberty Global PLC Class C (b)	25,516	542,215
		749,654
Entertainment - 1.0%
Activision Blizzard, Inc.	43,468	3,314,435
Cinemark Holdings, Inc. (b)(c)	31,125	423,611
Netflix, Inc. (b)	19,080	6,146,240
Sea Ltd. ADR (b)	17,845	1,115,134
Take-Two Interactive Software, Inc. (b)	7,833	858,105
The Walt Disney Co. (b)	32,505	3,237,823
Warner Bros Discovery, Inc. (b)	2,618	40,893
		15,136,241
Interactive Media & Services - 3.1%
Alphabet, Inc.:
Class A (b)	193,416	17,419,045
Class C (b)	118,725	10,720,868
Epic Games, Inc. (b)(d)(e)	182	135,767
Meta Platforms, Inc. Class A (b)	89,375	15,635,263
Snap, Inc. Class A (b)	115,482	1,172,142
		45,083,085
Media - 0.5%
Altice U.S.A., Inc. Class A (b)	40,673	161,065
Charter Communications, Inc. Class A (b)	4,161	1,529,625
Comcast Corp. Class A	92,424	3,435,400
Liberty Broadband Corp.:
Class A (b)	14,326	1,242,494
Class C (b)	12,748	1,104,869
		7,473,453
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	23,042	3,276,112
TOTAL COMMUNICATION SERVICES		71,718,545
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.1%
Adient PLC (b)	25,371	1,083,849
Automobiles - 1.0%
Ferrari NV	4,660	1,213,324
Tesla, Inc. (b)	63,056	12,971,250
		14,184,574
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	1,877	4,737,548
Caesars Entertainment, Inc. (b)	22,502	1,142,202
Churchill Downs, Inc.	8,899	2,187,196
Domino's Pizza, Inc.	3,992	1,173,688
Marriott International, Inc. Class A	21,847	3,697,386
McDonald's Corp.	9,207	2,429,819
Sweetgreen, Inc. Class A (b)	2,596	22,637
Yum! Brands, Inc.	16,771	2,132,600
		17,523,076
Household Durables - 0.1%
D.R. Horton, Inc.	5,568	514,929
Mohawk Industries, Inc. (b)	7,079	728,075
		1,243,004
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (b)	272,327	25,661,373
Cazoo Group Ltd. (b)(d)	5,700	641
eBay, Inc.	53,468	2,454,181
Uber Technologies, Inc. (b)	62,968	2,094,316
		30,210,511
Multiline Retail - 0.3%
Dollar General Corp.	16,177	3,499,085
Ollie's Bargain Outlet Holdings, Inc. (b)	3,324	191,263
Target Corp.	4,686	789,591
		4,479,939
Specialty Retail - 1.2%
Fast Retailing Co. Ltd.	3,150	622,342
Lowe's Companies, Inc.	31,842	6,551,492
The Home Depot, Inc.	14,503	4,300,720
TJX Companies, Inc.	78,518	6,014,479
		17,489,033
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (b)	9,686	480,135
LVMH Moet Hennessy Louis Vuitton SE	922	766,484
NIKE, Inc. Class B	19,327	2,295,854
PVH Corp.	11,832	949,400
Tapestry, Inc.	35,782	1,556,875
		6,048,748
TOTAL CONSUMER DISCRETIONARY		92,262,734
CONSUMER STAPLES - 4.1%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (b)	1,298	420,292
Celsius Holdings, Inc. (b)	5,633	511,476
Constellation Brands, Inc. Class A (sub. vtg.)	13,513	3,022,858
Duckhorn Portfolio, Inc. (b)	11,861	180,880
Keurig Dr. Pepper, Inc.	36,010	1,244,146
Monster Beverage Corp. (b)	25,645	2,609,635
PepsiCo, Inc.	37,478	6,503,557
Pernod Ricard SA	3,758	785,825
The Coca-Cola Co.	123,233	7,333,596
		22,612,265
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	25,215	501,274
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	19,344	907,446
Cake Box Holdings PLC	6,670	10,550
Costco Wholesale Corp.	12,705	6,151,507
U.S. Foods Holding Corp. (b)	46,616	1,749,498
Walmart, Inc.	45,217	6,426,692
		15,746,967
Food Products - 0.5%
Freshpet, Inc. (b)	12,890	801,500
Hotel Chocolat Group Ltd. (b)(c)	1,229	3,045
Lamb Weston Holdings, Inc.	7,453	750,070
McCormick & Co., Inc. (non-vtg.)	13,812	1,026,508
Mondelez International, Inc.	50,727	3,306,386
Sovos Brands, Inc. (b)	17,079	223,223
The Hershey Co.	6,452	1,537,641
TreeHouse Foods, Inc. (b)	6,344	309,524
		7,957,897
Household Products - 0.7%
Procter & Gamble Co.	78,110	10,744,812
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	8,475	2,059,849
Olaplex Holdings, Inc. (b)	36,817	181,140
		2,240,989
TOTAL CONSUMER STAPLES		59,302,930
ENERGY - 3.1%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (b)	60,829	1,382,643
Schlumberger Ltd.	54,178	2,882,811
Weatherford International PLC (b)	20,687	1,378,168
		5,643,622
Oil, Gas & Consumable Fuels - 2.7%
Africa Oil Corp.	175,653	359,159
Canadian Natural Resources Ltd.	45,121	2,549,857
Eco Atlantic Oil & Gas Ltd. (b)	223,050	60,483
Exxon Mobil Corp.	163,111	17,927,530
Hess Corp.	32,761	4,412,907
Imperial Oil Ltd.	60,682	3,001,413
Kosmos Energy Ltd. (b)	192,700	1,516,549
MEG Energy Corp. (b)	211,289	3,338,506
Phillips 66 Co.	26,891	2,757,941
Tourmaline Oil Corp.	11,432	501,014
Valero Energy Corp.	19,134	2,520,522
		38,945,881
TOTAL ENERGY		44,589,503
FINANCIALS - 7.0%
Banks - 3.5%
AIB Group PLC	76,800	328,662
Bank of America Corp.	373,612	12,814,892
BankUnited, Inc.	5,453	193,145
BNP Paribas SA	14,798	1,034,546
Citigroup, Inc.	41,003	2,078,442
Citizens Financial Group, Inc.	26,560	1,109,146
Comerica, Inc.	18,697	1,310,660
DNB Bank ASA	32,949	657,504
Eurobank Ergasias Services and Holdings SA (b)	743,953	1,142,548
JPMorgan Chase & Co.	46,024	6,597,540
KBC Group NV	11,317	846,278
M&T Bank Corp.	9,351	1,452,117
NatWest Group PLC	211,819	744,108
Piraeus Financial Holdings SA (b)	193,638	491,751
PNC Financial Services Group, Inc.	5,894	930,780
Signature Bank	5,855	673,618
Societe Generale Series A	13,083	377,046
Standard Chartered PLC (United Kingdom)	24,018	226,556
Starling Bank Ltd. Series D (b)(d)(e)	182,820	743,279
Sumitomo Mitsui Financial Group, Inc.	19,948	871,206
U.S. Bancorp	59,440	2,837,071
UniCredit SpA	70,650	1,445,396
Wells Fargo & Co.	256,341	11,989,069
		50,895,360
Capital Markets - 0.9%
Bank of New York Mellon Corp.	68,376	3,478,971
BlackRock, Inc. Class A	3,865	2,664,647
Cboe Global Markets, Inc.	4,135	521,713
Goldman Sachs Group, Inc.	501	176,177
Intercontinental Exchange, Inc.	19,373	1,972,171
State Street Corp.	32,328	2,866,847
StepStone Group, Inc. Class A	21,568	616,845
Virtu Financial, Inc. Class A	28,820	529,712
		12,827,083
Consumer Finance - 0.4%
American Express Co.	14,270	2,482,837
Capital One Financial Corp.	20,585	2,245,412
OneMain Holdings, Inc.	24,536	1,057,256
Shriram Transport Finance Co. Ltd.	11,369	165,538
		5,951,043
Diversified Financial Services - 0.3%
Apollo Global Management, Inc.	24,843	1,761,369
Berkshire Hathaway, Inc.:
Class A (b)	1	463,525
Class B (b)	8,666	2,644,690
Sunrisemezz Ltd. (b)	28,559	3,888
		4,873,472
Insurance - 1.9%
Arthur J. Gallagher & Co.	10,931	2,047,923
Assurant, Inc.	1,069	136,180
Chubb Ltd.	23,077	4,869,709
Direct Line Insurance Group PLC	252,481	547,717
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,663	1,162,662
Globe Life, Inc.	14,058	1,710,718
Hartford Financial Services Group, Inc.	37,416	2,928,924
Marsh & McLennan Companies, Inc.	15,413	2,499,064
Progressive Corp.	19,445	2,790,746
Prudential PLC	27,890	426,241
The Travelers Companies, Inc.	41,382	7,660,636
		26,780,520
Thrifts & Mortgage Finance - 0.0%
UWM Holdings Corp. Class A (c)	26,277	111,940
TOTAL FINANCIALS		101,439,418
HEALTH CARE - 8.8%
Biotechnology - 1.5%
BeiGene Ltd. ADR (b)	999	224,405
Biogen, Inc. (b)	3,153	850,869
Gilead Sciences, Inc.	98,707	7,948,875
Legend Biotech Corp. ADR (b)	29,542	1,364,250
Regeneron Pharmaceuticals, Inc. (b)	5,290	4,022,622
Sarepta Therapeutics, Inc. (b)	4,447	543,112
Vertex Pharmaceuticals, Inc. (b)	25,055	7,273,216
		22,227,349
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	49,320	5,016,830
Boston Scientific Corp. (b)	205,866	9,618,060
Intuitive Surgical, Inc. (b)	9,213	2,113,370
Masimo Corp. (b)	10,841	1,813,808
ResMed, Inc.	10,071	2,145,123
Stryker Corp.	21,404	5,626,684
		26,333,875
Health Care Providers & Services - 2.5%
agilon health, Inc. (b)	82,126	1,741,892
AmerisourceBergen Corp.	41,367	6,435,051
Humana, Inc.	8,540	4,227,471
Option Care Health, Inc. (b)	85,753	2,630,045
Surgery Partners, Inc. (b)	108,887	3,642,270
UnitedHealth Group, Inc.	35,228	16,766,414
		35,443,143
Life Sciences Tools & Services - 1.0%
IQVIA Holdings, Inc. (b)	16,389	3,416,615
Thermo Fisher Scientific, Inc.	20,801	11,269,150
		14,685,765
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	78,702	5,129,796
Bristol-Myers Squibb Co.	8,966	618,295
Eli Lilly & Co.	37,305	11,610,062
Merck & Co., Inc.	44,703	4,749,247
Roche Holding AG (participation certificate)	3,139	905,096
Royalty Pharma PLC	143,550	5,146,268
		28,158,764
TOTAL HEALTH CARE		126,848,896
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	36,670	1,546,741
Lockheed Martin Corp.	11,967	5,675,469
Northrop Grumman Corp.	4,291	1,991,496
Raytheon Technologies Corp.	14,592	1,431,329
Space Exploration Technologies Corp. Class A (b)(d)(e)	2,000	154,000
The Boeing Co. (b)	24,325	4,902,704
TransDigm Group, Inc.	2,808	2,088,787
		17,790,526
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	22,100	92,416
United Parcel Service, Inc. Class B	6,918	1,262,466
		1,354,882
Airlines - 0.1%
Delta Air Lines, Inc. (b)	40,576	1,555,684
Building Products - 0.4%
Trane Technologies PLC	30,239	5,593,308
Electrical Equipment - 0.5%
AMETEK, Inc.	39,453	5,584,967
Eaton Corp. PLC	12,042	2,106,507
		7,691,474
Industrial Conglomerates - 0.5%
General Electric Co.	54,263	4,596,619
Honeywell International, Inc.	12,174	2,331,078
		6,927,697
Machinery - 1.8%
Caterpillar, Inc.	16,059	3,846,933
Deere & Co.	5,722	2,398,891
Dover Corp.	30,588	4,585,141
Fortive Corp.	81,638	5,441,989
Ingersoll Rand, Inc.	67,928	3,944,579
Parker Hannifin Corp.	15,817	5,565,211
		25,782,744
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	42,797	513,992
Road & Rail - 0.5%
CSX Corp.	119,924	3,656,483
Old Dominion Freight Lines, Inc.	11,247	3,815,657
		7,472,140
TOTAL INDUSTRIALS		74,682,447
INFORMATION TECHNOLOGY - 16.1%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	36,948	2,864,209
IT Services - 2.2%
Accenture PLC Class A	7,698	2,044,204
Block, Inc. Class A (b)	36,701	2,816,068
Capgemini SA	10,221	1,922,692
Cognizant Technology Solutions Corp. Class A	5,246	328,557
Dlocal Ltd. (b)	55,089	823,030
EPAM Systems, Inc. (b)	4,778	1,469,952
Fiserv, Inc. (b)	2,594	298,543
MasterCard, Inc. Class A	7,119	2,529,310
MongoDB, Inc. Class A (b)	8,635	1,809,205
Snowflake, Inc. (b)	5,836	900,962
Twilio, Inc. Class A (b)	16,214	1,089,743
Visa, Inc. Class A	64,604	14,209,004
Wix.com Ltd. (b)	12,385	1,121,214
Worldline SA (a)(b)	20,927	871,662
		32,234,146
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (b)	24,472	1,923,010
ASML Holding NV (Netherlands)	3,213	1,980,354
Lam Research Corp.	8,712	4,234,119
Marvell Technology, Inc.	43,758	1,975,674
MediaTek, Inc.	39,000	917,274
Microchip Technology, Inc.	37,991	3,078,411
Micron Technology, Inc.	82,651	4,778,881
NVIDIA Corp.	87,830	20,390,613
NXP Semiconductors NV	16,435	2,933,319
Renesas Electronics Corp. (b)	255,805	3,304,360
Silergy Corp.	24,000	454,392
SolarEdge Technologies, Inc. (b)	7,581	2,410,152
Taiwan Semiconductor Manufacturing Co. Ltd.	209,000	3,427,248
		51,807,807
Software - 6.4%
Adobe, Inc. (b)	21,930	7,104,224
Autodesk, Inc. (b)	15,630	3,105,525
Black Knight, Inc. (b)	3,999	238,340
CCC Intelligent Solutions Holdings, Inc. (b)(d)	3,671	32,855
Coupa Software, Inc. (b)	9,553	773,793
Cvent Holding Corp. (b)(d)	16,168	117,380
Elastic NV (b)	15,002	885,418
Five9, Inc. (b)	14,300	943,800
HubSpot, Inc. (b)	6,546	2,532,386
Intuit, Inc.	12,751	5,191,952
Microsoft Corp.	238,924	59,592,412
Salesforce.com, Inc. (b)	42,410	6,938,700
Stripe, Inc. Class B (b)(d)(e)	1,800	39,006
Synopsys, Inc. (b)	7,477	2,719,834
Workday, Inc. Class A (b)	9,994	1,853,587
		92,069,212
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	363,583	53,595,770
TOTAL INFORMATION TECHNOLOGY		232,571,144
MATERIALS - 1.8%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	7,812	2,234,076
Cabot Corp.	5,940	472,408
Celanese Corp. Class A	7,899	918,101
CF Industries Holdings, Inc.	10,245	879,943
Chemtrade Logistics Income Fund	47,592	320,187
Corteva, Inc.	27,390	1,706,123
DuPont de Nemours, Inc.	15,752	1,150,369
Linde PLC	16,054	5,592,732
LyondellBasell Industries NV Class A	14,474	1,389,359
Olin Corp.	9,638	556,595
The Chemours Co. LLC	18,219	622,725
Tronox Holdings PLC	37,434	583,970
Valvoline, Inc.	35,743	1,258,154
Westlake Corp.	2,521	300,352
		17,985,094
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,879	676,196
Vulcan Materials Co.	4,014	726,173
		1,402,369
Containers & Packaging - 0.1%
Aptargroup, Inc.	3,929	458,593
Greif, Inc. Class A	6,590	468,220
Sealed Air Corp.	4,695	228,271
		1,155,084
Metals & Mining - 0.4%
Alcoa Corp.	6,103	298,681
First Quantum Minerals Ltd.	60,364	1,318,762
Freeport-McMoRan, Inc.	57,537	2,357,291
Glencore PLC	77,986	464,942
Reliance Steel & Aluminum Co.	3,093	766,569
		5,206,245
TOTAL MATERIALS		25,748,792
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	565	84,626
American Tower Corp.	13,565	2,686,006
Corporate Office Properties Trust (SBI)	27,003	686,686
Crown Castle International Corp.	12,591	1,646,273
CubeSmart	3,690	173,393
Elme Communities (SBI)	13,215	245,931
Equinix, Inc.	3,875	2,667,046
Equity Lifestyle Properties, Inc.	24,059	1,648,282
Essex Property Trust, Inc.	6,864	1,565,404
Host Hotels & Resorts, Inc.	103,562	1,739,842
Invitation Homes, Inc.	39,711	1,241,366
Life Storage, Inc.	588	70,866
Mid-America Apartment Communities, Inc.	6,677	1,068,988
Prologis (REIT), Inc.	29,322	3,618,335
Simon Property Group, Inc.	3,746	457,349
Ventas, Inc.	25,041	1,218,245
Welltower, Inc.	23,297	1,726,774
		22,545,412
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (b)	24,686	319,437
TOTAL REAL ESTATE		22,864,849
UTILITIES - 1.7%
Electric Utilities - 1.3%
Constellation Energy Corp.	25,556	1,913,889
Edison International	16,855	1,115,970
Exelon Corp.	46,362	1,872,561
FirstEnergy Corp.	39,536	1,563,253
NextEra Energy, Inc.	65,724	4,668,376
PG&E Corp. (b)	150,917	2,357,324
PPL Corp.	42,802	1,158,650
Southern Co.	55,477	3,498,380
		18,148,403
Multi-Utilities - 0.4%
Dominion Energy, Inc.	35,565	1,978,125
NiSource, Inc.	34,077	934,732
Public Service Enterprise Group, Inc.	9,647	582,968
Sempra Energy	17,249	2,586,660
		6,082,485
TOTAL UTILITIES		24,230,888
TOTAL COMMON STOCKS (Cost $805,655,796)		876,260,146

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd. Series E1 (b)(d)(e)	1,863	370,327

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	1,784	65,669
Series B2(b)(d)(e)	1,176	42,712
		108,381
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	731	55,644

TOTAL INDUSTRIALS		164,025

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	6,103	99,906

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	18,600	165,354
GaN Systems, Inc.:
Series F1(b)(d)(e)	2,171	24,402
Series F2(b)(d)(e)	1,146	12,881
Xsight Labs Ltd. Series D (b)(d)(e)	6,632	48,215
		250,852
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	3,612	64,113
Bolt Technology OU Series E (b)(d)(e)	957	119,725
Databricks, Inc.:
Series G(b)(d)(e)	444	23,599
Series H(b)(d)(e)	2,574	136,808
Skyryse, Inc. Series B (b)(d)(e)	7,300	146,730
Stripe, Inc. Series H (b)(d)(e)	700	15,169
		506,144
TOTAL INFORMATION TECHNOLOGY		856,902

TOTAL CONVERTIBLE PREFERRED STOCKS		1,391,254
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (b)(e)	12,063	158,387
Gupshup, Inc. (b)(d)(e)	3,298	54,648
		213,035
TOTAL PREFERRED STOCKS (Cost $1,765,924)		1,604,289

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.23% to 4.38% 3/2/23 to 3/30/23 (g) (Cost $2,203,674)	2,210,000	2,203,608

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h) (Cost $50,872)	50,872	63,233

Fixed-Income Funds - 37.4%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (i) (Cost $595,926,739)	5,563,712	539,958,261

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (j)	43,661,067	43,669,799
Fidelity Securities Lending Cash Central Fund 4.63% (j)(k)	163,926	163,943
TOTAL MONEY MARKET FUNDS (Cost $43,833,742)		43,833,742

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,449,436,747)	1,463,923,279
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(19,736,405)
NET ASSETS - 100.0%	1,444,186,874

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	60	Mar 2023	11,926,500	410,825	410,825

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $978,178 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,732,063 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,874,668.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344

ABL Space Systems Series B2	10/22/21	79,963

Algolia, Inc. Series D	7/23/21	105,633

Astera Labs, Inc. Series C	8/24/21	62,529

Astranis Space Technologies Corp. Series C	3/19/21	133,783

Beta Technologies, Inc. Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,626

ByteDance Ltd. Series E1	11/18/20	204,137

Cazoo Group Ltd.	3/28/21	57,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710

Cvent Holding Corp.	7/23/21	161,680

Databricks, Inc. Series G	2/01/21	26,250

Databricks, Inc. Series H	8/31/21	189,148

Epic Games, Inc.	3/29/21	161,070

GaN Systems, Inc. Series F1	11/30/21	18,410

GaN Systems, Inc. Series F2	11/30/21	9,718

GaN Systems, Inc. 0%	11/30/21	50,872

Gupshup, Inc.	6/08/21	75,409

Skyryse, Inc. Series B	10/21/21	180,164

Space Exploration Technologies Corp. Class A	2/16/21	83,998

Starling Bank Ltd. Series D	6/18/21	326,861

Stripe, Inc. Class B	5/18/21	72,231

Stripe, Inc. Series H	3/15/21	28,088

Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	22,110,015	223,955,598	202,395,814	502,394	-	-	43,669,799	0.1%
Fidelity High Income Central Fund	6	-	5	-	(1)	-	-	0.0%
Fidelity Investment Grade Bond Central Fund	356,998,527	203,549,780	7,045,591	7,440,729	(1,041,023)	(12,503,432)	539,958,261	1.5%
Fidelity Securities Lending Cash Central Fund 4.63%	869,750	4,576,589	5,282,396	4,385	-	-	163,943	0.0%
Total	379,978,298	432,081,967	214,723,806	7,947,508	(1,041,024)	(12,503,432)	583,792,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	72,088,872	71,476,262	106,516	506,094
Consumer Discretionary	92,262,734	91,496,250	766,484	-
Consumer Staples	59,302,930	59,302,930	-	-
Energy	44,589,503	44,589,503	-	-
Financials	101,439,418	95,140,092	5,556,047	743,279
Health Care	126,848,896	125,943,800	905,096	-
Industrials	74,846,472	74,528,447	-	318,025
Information Technology	233,641,081	222,948,514	9,583,624	1,108,943
Materials	25,748,792	25,283,850	464,942	-
Real Estate	22,864,849	22,864,849	-	-
Utilities	24,230,888	24,230,888	-	-

U.S. Government and Government Agency Obligations	2,203,608	-	2,203,608	-

Preferred Securities	63,233	-	-	63,233

Fixed-Income Funds	539,958,261	539,958,261	-	-

Money Market Funds	43,833,742	43,833,742	-	-
Total Investments in Securities:	1,463,923,279	1,441,597,388	19,586,317	2,739,574
Derivative Instruments:

Assets
Futures Contracts	410,825	410,825	-	-
Total Assets	410,825	410,825	-	-
Total Derivative Instruments:	410,825	410,825	-	-

Net Unrealized Depreciation on Unfunded Commitments	(12,113)	-	-	(12,113)
Total	(12,113)	-	-	(12,113)

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	410,825	0
Total Equity Risk	410,825	0
Total Value of Derivatives	410,825	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $154,810) - See accompanying schedule:
Unaffiliated issuers (cost $809,676,266)	$880,131,276
Fidelity Central Funds (cost $639,760,481)	583,792,003

Total Investment in Securities (cost $1,449,436,747)		$1,463,923,279
Cash		919,317
Foreign currency held at value (cost $1,676)		1,658
Receivable for investments sold		4,008,108
Receivable for fund shares sold		778,577
Dividends receivable		1,064,622
Distributions receivable from Fidelity Central Funds		154,003
Total assets		1,470,849,564
Liabilities
Payable for investments purchased	$24,780,507
Unrealized depreciation on unfunded commitments	12,113
Payable for fund shares redeemed	472,187
Accrued management fee	392,925
Payable for daily variation margin on futures contracts	66,091
Deferred dividend income	773,793
Other payables and accrued expenses	1,131
Collateral on securities loaned	163,943
Total Liabilities		26,662,690
Net Assets		$1,444,186,874
Net Assets consist of:
Paid in capital		$1,465,299,037
Total accumulated earnings (loss)		(21,112,163)
Net Assets		$1,444,186,874
Net Asset Value , offering price and redemption price per share ($1,444,186,874 ÷ 117,455,999 shares)		$12.30

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$5,113,554
Interest		25,960
Income from Fidelity Central Funds (including $4,385 from security lending)		7,947,508
Total Income		13,087,022
Expenses
Management fee	$1,994,251
Independent trustees' fees and expenses	2,167
Total expenses before reductions	1,996,418
Expense reductions	(387)
Total expenses after reductions		1,996,031
Net Investment income (loss)		11,090,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $652)	(20,875,109)
Fidelity Central Funds	(1,041,024)
Foreign currency transactions	3,241
Futures contracts	472,465
Total net realized gain (loss)		(21,440,427)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $10,146)	40,476,917
Fidelity Central Funds	(12,503,432)
Unfunded commitments	(1,310)
Assets and liabilities in foreign currencies	599
Futures contracts	352,149
Total change in net unrealized appreciation (depreciation)		28,324,923
Net gain (loss)		6,884,496
Net increase (decrease) in net assets resulting from operations		$17,975,487
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,090,991	$13,741,174
Net realized gain (loss)	(21,440,427)	7,522,273
Change in net unrealized appreciation (depreciation)	28,324,923	(176,784,241)
Net increase (decrease) in net assets resulting from operations	17,975,487	(155,520,794)
Distributions to shareholders	(31,747,588)	(45,520,342)
Share transactions
Proceeds from sales of shares	453,522,786	536,400,126
Reinvestment of distributions	30,998,593	45,520,342
Cost of shares redeemed	(164,473,806)	(200,420,552)
Net increase (decrease) in net assets resulting from share transactions	320,047,573	381,499,916
Total increase (decrease) in net assets	306,275,472	180,458,780

Net Assets
Beginning of period	1,137,911,402	957,452,622
End of period	$1,444,186,874	$1,137,911,402

Other Information
Shares
Sold	37,607,175	38,181,249
Issued in reinvestment of distributions	2,740,404	3,233,227
Redeemed	(13,736,798)	(14,541,851)
Net increase (decrease)	26,610,781	26,872,625

Financial Highlights
Fidelity® Balanced K6 Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$14.97	$12.24	$10.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.17	.16	.19	.04
Net realized and unrealized gain (loss)	- D	(1.98)	2.87	1.97	.20
Total from investment operations	.11	(1.81)	3.03	2.16	.24
Distributions from net investment income	(.10)	(.16)	(.14)	(.14)	(.01)
Distributions from net realized gain	(.24)	(.47)	(.16)	(.01)	-
Total distributions	(.34)	(.63)	(.30)	(.15)	(.01)
Net asset value, end of period	$12.30	$12.53	$14.97	$12.24	$10.23
Total Return E,F	1.14%	(12.52)%	25.14%	21.36%	2.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32% I	.32%	.32%	.32%	.32% I
Expenses net of fee waivers, if any	.32% I	.32%	.32%	.32%	.32% I
Expenses net of all reductions	.32% I	.32%	.32%	.31%	.32% I
Net investment income (loss)	1.79% I	1.23%	1.14%	1.75%	2.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,444,187	$1,137,911	$957,453	$426,979	$1,629
Portfolio turnover rate J	36% I,K	38% K	42% K	76% K	6% L

A For the period June 14, 2019 (commencement of operations) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.03%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. A non-recurring dividend with a payable date of February 28, 2023 and an ex-date of March 1, 2023 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs,   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC),   market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$128,655,646
Gross unrealized depreciation	(118,140,832)
Net unrealized appreciation (depreciation)	$10,514,814
Tax cost	$1,453,819,290

Due to large subscriptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in the future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods

The Fund elected to defer to its next fiscal year approximately $15,186,776 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Balanced K6 Fund	Stripe, Inc.	$53,647	$(12,113)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	223,952,896	215,641,201

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	24,360,288	293,291,455

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	15,411,272	216,180,050

6. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced K6 Fund	$2,918

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced K6 Fund	8,988,295	11,647,995	(1,399,992)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Balanced K6 Fund	4,293

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Balanced K6 Fund	$457	$884	$57,936

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $387.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Balanced K6 Fund	.32%
Actual		$ 1,000	$ 1,011.40	$ 1.60
Hypothetical- B		$ 1,000	$ 1,023.21	$ 1.61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893902.103
BAL-K6-SANN-0423
Fidelity® Puritan® K6 Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	3.4
MasterCard, Inc. Class A*	1.7
NVIDIA Corp.	1.7
Apple, Inc.	1.7
UnitedHealth Group, Inc.*	1.5
The Boeing Co.*	1.4
Meta Platforms, Inc. Class A	1.4
Uber Technologies, Inc.	1.3
Exxon Mobil Corp.	1.3
Alphabet, Inc. Class C	1.3
16.7

* Security or a portion of the security is pledged as collateral for call options written.
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	12.4
Fannie Mae	1.8
Freddie Mac	1.6
Uniform Mortgage Backed Securities	1.3
Ginnie Mae	0.8
JPMorgan Chase & Co.	0.7
Bank of America Corp.	0.4
Morgan Stanley	0.4
Citigroup, Inc.	0.3
Ally Financial, Inc.	0.3
20.0

Market Sectors (% of Fund's net assets)

Information Technology	16.7
Financials	13.4
Health Care	10.3
Consumer Discretionary	8.9
Industrials	8.3
Communication Services	6.3
Energy	5.9
Materials	3.0
Consumer Staples	2.9
Real Estate	1.0
Utilities	0.7

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - 0.0%
Foreign investments - 10.0%
Written Options - (0.0)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 62.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Entertainment - 1.7%
Electronic Arts, Inc.	2,667	295,877
LiveOne, Inc. (a)(b)	265,588	257,355
Netflix, Inc. (a)(c)	32,680	10,527,208
Sea Ltd. ADR (a)	48,232	3,014,018
Universal Music Group NV	53,092	1,250,919
Warner Music Group Corp. Class A	19,875	627,255
		15,972,632
Interactive Media & Services - 2.7%
Alphabet, Inc. Class C (a)	132,270	11,943,981
Meta Platforms, Inc. Class A (a)	71,219	12,459,052
Pinterest, Inc. Class A (a)	4,420	110,986
		24,514,019
Media - 0.3%
Charter Communications, Inc. Class A (a)	5,754	2,115,228
Comcast Corp. Class A	19,288	716,935
		2,832,163
TOTAL COMMUNICATION SERVICES		43,318,814
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	5,660	109,238
Tesla, Inc. (a)	4,577	941,535
		1,050,773
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	15,029	1,852,775
Caesars Entertainment, Inc. (a)	48,340	2,453,738
Compass Group PLC	161,343	3,727,315
Domino's Pizza, Inc.	8,720	2,563,767
Hilton Worldwide Holdings, Inc.	33,677	4,866,663
Marriott International, Inc. Class A (c)	21,226	3,592,288
McDonald's Corp.	1,500	395,865
Penn Entertainment, Inc. (a)	35,845	1,094,348
		20,546,759
Internet & Direct Marketing Retail - 2.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,329	818,993
Amazon.com, Inc. (a)	112,235	10,575,904
Lyft, Inc. (a)	112,891	1,128,910
Revolve Group, Inc. (a)	3,122	84,544
Uber Technologies, Inc. (a)	370,988	12,339,061
		24,947,412
Multiline Retail - 0.6%
Dollar General Corp.	14,836	3,209,027
Target Corp.	12,106	2,039,861
		5,248,888
Specialty Retail - 1.0%
TJX Companies, Inc.	121,014	9,269,672
Textiles, Apparel & Luxury Goods - 1.4%
Brunello Cucinelli SpA	36,805	3,102,613
LVMH Moet Hennessy Louis Vuitton SE	5,278	4,387,745
Moncler SpA	3,912	239,160
NIKE, Inc. Class B	17,092	2,030,359
On Holding AG (a)	499	10,913
Ralph Lauren Corp.	7,521	888,907
Tapestry, Inc.	47,437	2,063,984
		12,723,681
TOTAL CONSUMER DISCRETIONARY		73,787,185
CONSUMER STAPLES - 2.1%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	2,529	818,890
Constellation Brands, Inc. Class A (sub. vtg.)	1,828	408,924
Diageo PLC	79,348	3,367,249
Monster Beverage Corp. (a)	56,372	5,736,415
The Coca-Cola Co.	8,795	523,390
		10,854,868
Household Products - 0.1%
The Clorox Co. (b)	7,919	1,230,929
Personal Products - 0.0%
L'Oreal SA (a)	182	71,940
Tobacco - 0.8%
Philip Morris International, Inc.	76,755	7,468,262
TOTAL CONSUMER STAPLES		19,625,999
ENERGY - 4.0%
Energy Equipment & Services - 2.3%
Baker Hughes Co. Class A	166,628	5,098,817
Halliburton Co. (c)	142,841	5,175,129
NOV, Inc.	112,123	2,453,251
Schlumberger Ltd.	139,480	7,421,731
TechnipFMC PLC (a)	40,879	625,040
		20,773,968
Oil, Gas & Consumable Fuels - 1.7%
Denbury, Inc. (a)	6,168	514,226
Exxon Mobil Corp.	109,116	11,992,940
Hess Corp.	16,405	2,209,754
Valero Energy Corp.	7,562	996,142
		15,713,062
TOTAL ENERGY		36,487,030
FINANCIALS - 8.3%
Banks - 3.3%
Bank of America Corp.	323,461	11,094,712
Huntington Bancshares, Inc.	147,297	2,256,590
JPMorgan Chase & Co.	76,099	10,908,792
Wells Fargo & Co.	119,096	5,570,120
		29,830,214
Capital Markets - 2.4%
BlackRock, Inc. Class A	6,607	4,555,064
Brookfield Asset Management Ltd. Class A	14,325	481,979
Cboe Global Markets, Inc.	5,396	680,813
Charles Schwab Corp.	19,927	1,552,712
Deutsche Borse AG	2,486	433,494
Goldman Sachs Group, Inc.	3,078	1,082,379
Intercontinental Exchange, Inc.	52,960	5,391,328
Morgan Stanley	69,675	6,723,638
Morningstar, Inc.	2,696	558,962
Raymond James Financial, Inc.	7,663	831,129
		22,291,498
Consumer Finance - 0.2%
American Express Co.	9,405	1,636,376
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	9,945	3,035,015
Insurance - 2.1%
Allstate Corp.	9,145	1,177,693
American Financial Group, Inc.	11,061	1,483,391
Arthur J. Gallagher & Co.	20,133	3,771,918
Chubb Ltd.	5,559	1,173,060
Globe Life, Inc.	7,831	952,954
Hartford Financial Services Group, Inc.	9,417	737,163
Marsh & McLennan Companies, Inc.	16,563	2,685,525
Progressive Corp.	2,827	405,731
The Travelers Companies, Inc.	38,035	7,041,039
		19,428,474
TOTAL FINANCIALS		76,221,577
HEALTH CARE - 9.3%
Biotechnology - 2.0%
Argenx SE ADR (a)	4,977	1,821,682
Exact Sciences Corp. (a)	21,848	1,361,786
Gilead Sciences, Inc.	45,053	3,628,118
Legend Biotech Corp. ADR (a)	43,360	2,002,365
Nuvalent, Inc. Class A (a)	3,271	99,079
Prothena Corp. PLC (a)	6,111	340,749
Regeneron Pharmaceuticals, Inc. (a)	9,169	6,972,291
Vertex Pharmaceuticals, Inc. (a)	8,400	2,438,436
		18,664,506
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	172,325	8,051,024
GE HealthCare Technologies, Inc. (a)	6,997	531,772
Inspire Medical Systems, Inc. (a)	1,104	286,963
Intuitive Surgical, Inc. (a)	10,188	2,337,025
Masimo Corp. (a)	10,441	1,746,884
Stryker Corp.	15,505	4,075,954
		17,029,622
Health Care Providers & Services - 3.1%
agilon health, Inc. (a)	146,419	3,105,547
Cardinal Health, Inc.	25,418	1,924,397
Cigna Group	24,682	7,209,612
Humana, Inc.	4,569	2,261,746
UnitedHealth Group, Inc. (c)	29,138	13,867,940
		28,369,242
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	8,814	1,251,324
Danaher Corp.	11,047	2,734,464
Thermo Fisher Scientific, Inc.	2,957	1,601,984
		5,587,772
Pharmaceuticals - 1.7%
AstraZeneca PLC sponsored ADR	3,595	234,322
Eli Lilly & Co.	22,564	7,022,368
Merck & Co., Inc.	77,024	8,183,030
Terns Pharmaceuticals, Inc. (a)	11,835	119,889
		15,559,609
TOTAL HEALTH CARE		85,210,751
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.2%
Howmet Aerospace, Inc.	44,751	1,887,597
Lockheed Martin Corp.	21,632	10,259,192
Northrop Grumman Corp.	3,626	1,682,863
Spirit AeroSystems Holdings, Inc. Class A	58,381	1,995,463
The Boeing Co. (a)(c)	61,921	12,480,178
TransDigm Group, Inc.	1,075	799,660
		29,104,953
Airlines - 0.2%
Copa Holdings SA Class A (a)	14,085	1,300,750
Delta Air Lines, Inc. (a)	25,949	994,885
		2,295,635
Building Products - 0.6%
ASSA ABLOY AB (B Shares)	4,586	111,595
Builders FirstSource, Inc. (a)	15,149	1,284,332
Fortune Brands Home & Security, Inc.	15,069	933,525
Trane Technologies PLC	15,612	2,887,752
		5,217,204
Commercial Services & Supplies - 0.3%
Cintas Corp.	5,252	2,302,844
Copart, Inc. (a)	885	62,357
		2,365,201
Construction & Engineering - 0.3%
Fluor Corp. (a)	87,998	3,226,887
Electrical Equipment - 0.6%
Array Technologies, Inc. (a)	6,250	117,125
Eaton Corp. PLC	23,596	4,127,648
Fluence Energy, Inc. (a)(b)	7,662	143,050
Hubbell, Inc. Class B	1,777	446,987
Regal Rexnord Corp.	2,301	362,730
		5,197,540
Industrial Conglomerates - 0.7%
General Electric Co.	72,089	6,106,659
Machinery - 0.9%
Caterpillar, Inc.	19,029	4,558,397
Cummins, Inc.	8,409	2,044,060
Deere & Co.	1,572	659,045
PACCAR, Inc.	3,820	275,804
Pentair PLC	10,526	588,824
		8,126,130
Professional Services - 0.3%
Equifax, Inc.	13,508	2,735,775
Road & Rail - 0.3%
Canadian Pacific Railway Ltd. (c)	36,808	2,795,200
J.B. Hunt Transport Services, Inc.	1,847	333,919
		3,129,119
Trading Companies & Distributors - 0.1%
Bunzl PLC	2,056	73,301
W.W. Grainger, Inc.	1,423	951,176
WESCO International, Inc.	1,139	188,596
		1,213,073
TOTAL INDUSTRIALS		68,718,176
INFORMATION TECHNOLOGY - 16.1%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	26,800	2,077,536
IT Services - 4.1%
Accenture PLC Class A	10,656	2,829,701
Block, Inc. Class A (a)	110,295	8,462,935
MasterCard, Inc. Class A (c)	44,990	15,984,497
PayPal Holdings, Inc. (a)	12,744	937,958
Shopify, Inc. Class A (a)	37,109	1,526,664
Toast, Inc. (a)	105,798	2,001,698
Visa, Inc. Class A	27,739	6,100,916
X Holdings I, Inc. (d)(e)	469	171,373
		38,015,742
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	16,250	2,981,388
Enphase Energy, Inc. (a)	3,880	816,856
GlobalFoundries, Inc. (a)	54,697	3,573,902
Lam Research Corp.	3,823	1,858,016
Lattice Semiconductor Corp. (a)	11,667	991,228
Marvell Technology, Inc.	248,736	11,230,430
NVIDIA Corp.	65,811	15,278,682
onsemi (a)	64,106	4,962,445
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,846	4,078,881
Universal Display Corp.	1,323	179,730
		45,951,558
Software - 5.1%
Adobe, Inc. (a)	9,542	3,091,131
Autodesk, Inc. (a)	12,509	2,485,413
Dynatrace, Inc. (a)	49,455	2,103,321
Microsoft Corp.	123,946	30,914,610
Oracle Corp.	7,085	619,229
Paycom Software, Inc. (a)	1,621	468,566
Salesforce.com, Inc. (a)	3,773	617,301
Synopsys, Inc. (a)	3,476	1,264,430
Tenable Holdings, Inc. (a)	4,062	179,662
Workday, Inc. Class A (a)	25,217	4,676,997
		46,420,660
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	101,873	15,017,099
Samsung Electronics Co. Ltd.	3,630	166,500
		15,183,599
TOTAL INFORMATION TECHNOLOGY		147,649,095
MATERIALS - 2.7%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	9,626	2,752,843
Corteva, Inc.	2,514	156,597
Sherwin-Williams Co. (c)	20,731	4,588,807
The Chemours Co. LLC	12,535	428,446
		7,926,693
Containers & Packaging - 0.0%
Aptargroup, Inc.	491	57,310
Ball Corp.	3,148	176,949
		234,259
Metals & Mining - 1.8%
Barrick Gold Corp.	76,401	1,231,584
First Quantum Minerals Ltd.	54,923	1,199,893
Franco-Nevada Corp.	1,658	211,633
Freeport-McMoRan, Inc.	99,230	4,065,453
Glencore PLC	207,665	1,238,071
Newmont Corp. (c)	134,423	5,862,187
Nucor Corp.	16,591	2,777,997
Wheaton Precious Metals Corp.	9,152	381,305
		16,968,123
TOTAL MATERIALS		25,129,075
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Extra Space Storage, Inc.	1,108	182,432
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	13,856	984,192
TOTAL COMMON STOCKS (Cost $510,913,739)		577,314,326

Fixed-Income Funds - 35.7%
	Shares	Value ($)
Fidelity High Income Central Fund (f)	491,611	50,218,038
Fidelity Investment Grade Bond Central Fund (f)	2,866,008	278,146,053
TOTAL FIXED-INCOME FUNDS (Cost $369,371,172)		328,364,091

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g)	15,154,683	15,157,714
Fidelity Securities Lending Cash Central Fund 4.63% (g)(h)	157,084	157,100
TOTAL MONEY MARKET FUNDS (Cost $15,314,814)		15,314,814

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $895,599,725)	920,993,231
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,411,752)
NET ASSETS - 100.0%	919,581,479

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Canadian Pacific Railway Ltd.	Chicago Board Options Exchange	100	1,036,300	82.50	03/17/23	(1,250)
Halliburton Co.	Chicago Board Options Exchange	364	1,318,772	43.00	04/21/23	(13,286)
Marriott International, Inc. Class A	Chicago Board Options Exchange	52	880,048	190.00	04/21/23	(4,550)
MasterCard, Inc. Class A	Chicago Board Options Exchange	37	1,314,573	395.00	04/21/23	(4,551)
Netflix, Inc.	Chicago Board Options Exchange	94	3,028,022	425.00	04/21/23	(11,421)
Newmont Corp.	Chicago Board Options Exchange	75	327,075	52.50	04/21/23	(1,275)
Sherwin-Williams Co.	Chicago Board Options Exchange	38	841,130	250.00	03/17/23	(950)
The Boeing Co.	Chicago Board Options Exchange	184	3,708,520	235.00	04/21/23	(17,204)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	56	2,665,264	530.00	04/21/23	(10,332)

TOTAL WRITTEN OPTIONS						(64,819)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $15,119,704.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $171,373 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
X Holdings I, Inc.	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	19,963,778	225,075,914	229,881,978	186,537	-	-	15,157,714	0.0%
Fidelity High Income Central Fund	46,460,925	4,123,650	-	1,892,818	(3,725)	(362,812)	50,218,038	2.9%
Fidelity Investment Grade Bond Central Fund	252,910,330	34,595,476	596,201	4,673,736	(99,458)	(8,664,094)	278,146,053	0.8%
Fidelity Securities Lending Cash Central Fund 4.63%	496,200	2,163,203	2,502,303	634	-	-	157,100	0.0%
Total	319,831,233	265,958,243	232,980,482	6,753,725	(103,183)	(9,026,906)	343,678,905

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	43,318,814	42,067,895	1,250,919	-
Consumer Discretionary	73,787,185	65,672,125	8,115,060	-
Consumer Staples	19,625,999	16,186,810	3,439,189	-
Energy	36,487,030	36,487,030	-	-
Financials	76,221,577	75,788,083	433,494	-
Health Care	85,210,751	85,210,751	-	-
Industrials	68,718,176	68,606,581	111,595	-
Information Technology	147,649,095	147,477,722	-	171,373
Materials	25,129,075	23,891,004	1,238,071	-
Real Estate	182,432	182,432	-	-
Utilities	984,192	984,192	-	-

Fixed-Income Funds	328,364,091	328,364,091	-	-

Money Market Funds	15,314,814	15,314,814	-	-
Total Investments in Securities:	920,993,231	906,233,530	14,588,328	171,373
Derivative Instruments:

Liabilities
Written Options	(64,819)	(64,819)	-	-
Total Liabilities	(64,819)	(64,819)	-	-
Total Derivative Instruments:	(64,819)	(64,819)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(64,819)
Total Equity Risk	0	(64,819)
Total Value of Derivatives	0	(64,819)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $152,111) - See accompanying schedule:
Unaffiliated issuers (cost $510,913,739)	$577,314,326
Fidelity Central Funds (cost $384,685,986)	343,678,905

Total Investment in Securities (cost $895,599,725)		$920,993,231
Cash		47,898
Foreign currency held at value (cost $49)		48
Receivable for fund shares sold		443,928
Dividends receivable		602,306
Distributions receivable from Fidelity Central Funds		55,842
Other receivables		38
Total assets		922,143,291
Liabilities
Payable for fund shares redeemed	$2,089,900
Accrued management fee	249,848
Written options, at value (premium received $312,431)	64,819
Other payables and accrued expenses	145
Collateral on securities loaned	157,100
Total Liabilities		2,561,812
Net Assets		$919,581,479
Net Assets consist of:
Paid in capital		$916,284,347
Total accumulated earnings (loss)		3,297,132
Net Assets		$919,581,479
Net Asset Value , offering price and redemption price per share ($919,581,479 ÷ 74,800,063 shares)		$12.29

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$3,178,752
Income from Fidelity Central Funds (including $634 from security lending)		6,707,891
Total Income		9,886,643
Expenses
Management fee	$1,372,365
Independent trustees' fees and expenses	1,523
Total expenses before reductions	1,373,888
Expense reductions	(3,528)
Total expenses after reductions		1,370,360
Net Investment income (loss)		8,516,283
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,329,271)
Fidelity Central Funds	(103,183)
Foreign currency transactions	3,296
Written options	524,044
Capital gain distributions from Fidelity Central Funds	45,834
Total net realized gain (loss)		(15,859,280)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,650,467
Fidelity Central Funds	(9,026,906)
Assets and liabilities in foreign currencies	103
Written options	247,612
Total change in net unrealized appreciation (depreciation)		13,871,276
Net gain (loss)		(1,988,004)
Net increase (decrease) in net assets resulting from operations		$6,528,279
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,516,283	$11,260,586
Net realized gain (loss)	(15,859,280)	(6,122,323)
Change in net unrealized appreciation (depreciation)	13,871,276	(113,520,029)
Net increase (decrease) in net assets resulting from operations	6,528,279	(108,381,766)
Distributions to shareholders	(7,184,537)	(31,218,292)
Share transactions
Proceeds from sales of shares	153,044,767	432,759,445
Reinvestment of distributions	7,184,537	31,218,292
Cost of shares redeemed	(71,297,537)	(143,613,464)
Net increase (decrease) in net assets resulting from share transactions	88,931,767	320,364,273
Total increase (decrease) in net assets	88,275,509	180,764,215

Net Assets
Beginning of period	831,305,970	650,541,755
End of period	$919,581,479	$831,305,970

Other Information
Shares
Sold	12,446,030	31,710,032
Issued in reinvestment of distributions	617,341	2,257,174
Redeemed	(5,898,973)	(10,625,081)
Net increase (decrease)	7,164,398	23,342,125

Financial Highlights
Fidelity® Puritan® K6 Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$14.69	$12.36	$10.26	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.20	.16	.16	.03
Net realized and unrealized gain (loss)	(.02)	(1.94)	2.36	2.07	.24
Total from investment operations	.10	(1.74)	2.52	2.23	.27
Distributions from net investment income	(.10)	(.18)	(.14)	(.13)	(.01)
Distributions from net realized gain	-	(.47)	(.05)	-	-
Total distributions	(.10)	(.66) D	(.19)	(.13)	(.01)
Net asset value, end of period	$12.29	$12.29	$14.69	$12.36	$10.26
Total Return E,F	.89%	(12.35)%	20.55%	21.95%	2.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32% I	.32%	.32%	.32%	.31% I,J
Expenses net of fee waivers, if any	.32% I	.32%	.32%	.32%	.31% I,J
Expenses net of all reductions	.32% I	.32%	.31%	.32%	.31% I,J
Net investment income (loss)	1.99% I	1.46%	1.17%	1.48%	1.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$919,581	$831,306	$650,542	$371,252	$83,185
Portfolio turnover rate K,L	63% I	72%	65%	67%	99% M

A For the period June 14, 2019 (commencement of operations) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.03%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, passive foreign investment companies (PFIC) and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$79,839,168
Gross unrealized depreciation	(60,176,300)
Net unrealized appreciation (depreciation)	$19,662,868
Tax cost	$901,577,975

The Fund elected to defer to its next fiscal year approximately $7,660,867 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	360,656,975	267,371,944

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	375,695	4,361,819

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	21,090,269	291,484,955

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan K6 Fund	$3,212

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan K6 Fund	3,835,876	8,631,184	(177,247)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Puritan K6 Fund	$60	$41	$-

Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $528.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,000.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Puritan® K6 Fund	.32%
Actual		$ 1,000	$ 1,008.90	$ 1.59
Hypothetical- B		$ 1,000	$ 1,023.21	$ 1.61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893908.103
PUR-K6-SANN-0423
Fidelity® Puritan® Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Microsoft Corp.	3.2
NVIDIA Corp.	1.8
MasterCard, Inc. Class A*	1.7
Apple, Inc.	1.6
UnitedHealth Group, Inc.*	1.4
The Boeing Co.*	1.3
Meta Platforms, Inc. Class A	1.3
Uber Technologies, Inc.	1.3
Exxon Mobil Corp.	1.3
Alphabet, Inc. Class C	1.3
16.2

* Security or a portion of the security is pledged as collateral for call options written.
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	13.2
Fannie Mae	1.9
Freddie Mac	1.7
Uniform Mortgage Backed Securities	1.4
Ginnie Mae	0.9
JPMorgan Chase & Co.	0.7
Bank of America Corp.	0.4
Morgan Stanley	0.4
Citigroup, Inc.	0.3
Petroleos Mexicanos	0.3
21.2

Market Sectors (% of Fund's net assets)

Information Technology	16.3
Financials	13.7
Health Care	10.0
Consumer Discretionary	8.8
Industrials	8.4
Communication Services	6.2
Energy	5.8
Materials	3.0
Consumer Staples	2.7
Real Estate	1.2
Utilities	0.7

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%*
Foreign investments - 10.6%
Written Options - (0.0)%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 61.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.5%
Entertainment - 1.6%
Electronic Arts, Inc.	77,801	8,631
LiveOne, Inc. (a)(b)(c)	6,719,608	6,511
Netflix, Inc. (a)(d)	856,755	275,986
Sea Ltd. ADR (a)	1,330,300	83,130
Universal Music Group NV	1,456,115	34,308
Warner Music Group Corp. Class A	527,500	16,648
		425,214
Interactive Media & Services - 2.6%
Alphabet, Inc. Class C (a)	3,596,133	324,731
Meta Platforms, Inc. Class A (a)	1,962,394	343,301
		668,032
Media - 0.3%
Charter Communications, Inc. Class A (a)	142,341	52,326
Comcast Corp. Class A	532,000	19,774
Vice Holding, Inc. (a)(e)	1,498,461	0
		72,100
TOTAL COMMUNICATION SERVICES		1,165,346
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 0.1%
Neutron Holdings, Inc. (a)(e)(f)	4,168,198	108
Rivian Automotive, Inc. (a)	178,744	3,450
Tesla, Inc. (a)	125,200	25,755
		29,313
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	445,500	54,921
Caesars Entertainment, Inc. (a)	1,327,354	67,376
Compass Group PLC	4,444,628	102,679
Domino's Pizza, Inc.	199,288	58,593
Hilton Worldwide Holdings, Inc.	924,740	133,634
Marriott International, Inc. Class A (d)	582,840	98,640
McDonald's Corp.	41,300	10,899
Penn Entertainment, Inc. (a)	1,131,635	34,549
		561,291
Household Durables - 0.0%
Blu Investments LLC (a)(e)(f)	14,988,638	5
Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	257,300	22,588
Amazon.com, Inc. (a)	3,045,705	286,997
Lyft, Inc. (a)	2,405,112	24,051
Revolve Group, Inc. (a)	216,739	5,869
Uber Technologies, Inc. (a)	10,128,400	336,871
		676,376
Multiline Retail - 0.5%
Dollar General Corp.	317,695	68,717
Target Corp.	332,400	56,009
		124,726
Specialty Retail - 1.0%
TJX Companies, Inc.	3,322,943	254,537
Textiles, Apparel & Luxury Goods - 1.5%
Brunello Cucinelli SpA	1,307,736	110,240
LVMH Moet Hennessy Louis Vuitton SE	144,912	120,469
Moncler SpA	103,094	6,303
NIKE, Inc. Class B	471,400	55,998
On Holding AG (a)	53,501	1,170
Ralph Lauren Corp. (b)	206,500	24,406
Tapestry, Inc.	1,302,564	56,675
Tory Burch LLC:
Class A (a)(e)(f)(g)	702,741	21,852
Class B (a)(e)(f)(g)	324,840	10,928
		408,041
TOTAL CONSUMER DISCRETIONARY		2,054,289
CONSUMER STAPLES - 2.0%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	69,649	22,552
Constellation Brands, Inc. Class A (sub. vtg.)	21,114	4,723
Diageo PLC	2,188,508	92,873
Monster Beverage Corp. (a)	1,552,900	158,023
The Coca-Cola Co.	90,242	5,370
		283,541
Household Products - 0.1%
The Clorox Co. (b)	218,400	33,948
Personal Products - 0.0%
L'Oreal SA (a)	10,418	4,118
Tobacco - 0.8%
Philip Morris International, Inc.	2,116,983	205,982
TOTAL CONSUMER STAPLES		527,589
ENERGY - 3.8%
Energy Equipment & Services - 2.2%
Baker Hughes Co. Class A	4,436,251	135,749
Halliburton Co. (d)	3,939,770	142,738
NOV, Inc.	3,133,018	68,550
Schlumberger Ltd.	3,842,367	204,452
TechnipFMC PLC (a)	1,249,260	19,101
		570,590
Oil, Gas & Consumable Fuels - 1.6%
Denbury, Inc. (a)	179,002	14,923
Exxon Mobil Corp.	3,009,564	330,781
Hess Corp.	452,455	60,946
Valero Energy Corp.	223,543	29,447
		436,097
TOTAL ENERGY		1,006,687
FINANCIALS - 8.3%
Banks - 3.3%
Bank of America Corp.	8,976,396	307,890
Huntington Bancshares, Inc.	4,044,648	61,964
JPMorgan Chase & Co.	2,113,000	302,899
Starling Bank Ltd. Series D (a)(e)(f)	7,254,400	29,494
Wells Fargo & Co.	3,270,261	152,950
		855,197
Capital Markets - 2.5%
BlackRock, Inc. Class A	181,400	125,063
Brookfield Asset Management Ltd. Class A	370,400	12,462
Cboe Global Markets, Inc.	144,400	18,219
Charles Schwab Corp.	547,153	42,634
Deutsche Borse AG	68,584	11,959
Goldman Sachs Group, Inc.	101,000	35,517
Intercontinental Exchange, Inc.	1,363,713	138,826
Morgan Stanley	2,058,100	198,607
Morningstar, Inc.	22,865	4,741
Raymond James Financial, Inc.	207,685	22,526
TulCo LLC (a)(e)(f)(g)	42,857	33,251
		643,805
Consumer Finance - 0.2%
American Express Co.	306,200	53,276
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(e)(f)	2,623,697	3,962
Berkshire Hathaway, Inc. Class B (a)	273,081	83,339
New Moda LLC Class 1 (a)(e)	62,880	165
		87,466
Insurance - 2.0%
Allstate Corp.	251,100	32,337
American Financial Group, Inc.	315,530	42,316
Arthur J. Gallagher & Co.	555,291	104,034
Chubb Ltd.	152,640	32,210
Globe Life, Inc.	226,681	27,585
Hartford Financial Services Group, Inc.	251,341	19,675
Marsh & McLennan Companies, Inc.	456,830	74,070
Progressive Corp.	78,892	11,323
The Travelers Companies, Inc.	1,044,401	193,340
		536,890
TOTAL FINANCIALS		2,176,634
HEALTH CARE - 8.9%
Biotechnology - 2.0%
Argenx SE ADR (a)	149,343	54,663
Exact Sciences Corp. (a)(b)	593,400	36,987
Gilead Sciences, Inc.	1,257,400	101,258
Legend Biotech Corp. ADR (a)	1,281,794	59,193
Nuvalent, Inc. Class A (a)	136,264	4,127
Prothena Corp. PLC (a)	157,773	8,797
Regeneron Pharmaceuticals, Inc. (a)	252,897	192,308
Vertex Pharmaceuticals, Inc. (a)	231,685	67,256
		524,589
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	4,752,890	222,055
GE HealthCare Technologies, Inc. (a)	184,533	14,025
Inspire Medical Systems, Inc. (a)	37,112	9,647
Intuitive Surgical, Inc. (a)	281,000	64,459
Masimo Corp. (a)	286,700	47,968
Stryker Corp.	426,550	112,131
		470,285
Health Care Providers & Services - 2.9%
agilon health, Inc. (a)	4,101,121	86,985
Cardinal Health, Inc.	697,949	52,842
Cigna Group	679,928	198,607
Humana, Inc.	126,037	62,391
UnitedHealth Group, Inc. (d)	793,353	377,588
		778,413
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	242,006	34,358
Danaher Corp.	304,685	75,419
Thermo Fisher Scientific, Inc.	81,179	43,980
		153,757
Pharmaceuticals - 1.6%
AstraZeneca PLC sponsored ADR	99,169	6,464
Eli Lilly & Co.	589,283	183,397
Merck & Co., Inc.	2,094,430	222,512
Terns Pharmaceuticals, Inc. (a)	355,000	3,596
		415,969
TOTAL HEALTH CARE		2,343,013
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.2%
Howmet Aerospace, Inc.	1,228,825	51,832
Lockheed Martin Corp.	600,957	285,010
Northrop Grumman Corp.	100,016	46,418
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	411,220	31,664
Class C (a)(e)(f)	56,070	4,317
Spirit AeroSystems Holdings, Inc. Class A	1,610,200	55,037
The Boeing Co. (a)(d)	1,716,007	345,861
TransDigm Group, Inc.	29,600	22,019
		842,158
Airlines - 0.3%
Copa Holdings SA Class A (a)(b)	430,400	39,747
Delta Air Lines, Inc. (a)	740,700	28,398
		68,145
Building Products - 0.6%
ASSA ABLOY AB (B Shares)	180,000	4,380
Builders FirstSource, Inc. (a)	477,100	40,449
Fortune Brands Home & Security, Inc. (b)	415,600	25,746
Trane Technologies PLC	486,874	90,057
		160,632
Commercial Services & Supplies - 0.3%
Cintas Corp.	144,839	63,508
Copart, Inc. (a)	25,800	1,818
		65,326
Construction & Engineering - 0.3%
Fluor Corp. (a)	2,416,336	88,607
Electrical Equipment - 0.7%
Array Technologies, Inc. (a)	188,296	3,529
Eaton Corp. PLC	842,800	147,431
Fluence Energy, Inc. (a)(b)	181,533	3,389
Hubbell, Inc. Class B	49,297	12,400
Nextracker, Inc. Class A	68,000	2,070
Regal Rexnord Corp.	57,800	9,112
		177,931
Industrial Conglomerates - 0.6%
General Electric Co.	1,979,500	167,683
Machinery - 0.8%
Caterpillar, Inc.	524,834	125,724
Cummins, Inc.	197,197	47,935
Deere & Co.	43,300	18,153
PACCAR, Inc.	94,650	6,834
Pentair PLC	288,000	16,111
		214,757
Professional Services - 0.3%
Equifax, Inc.	370,900	75,118
Road & Rail - 0.3%
Canadian Pacific Railway Ltd. (b)(d)	819,007	62,195
J.B. Hunt Transport Services, Inc.	45,400	8,208
		70,403
Trading Companies & Distributors - 0.1%
Bunzl PLC	59,958	2,138
W.W. Grainger, Inc.	39,200	26,202
WESCO International, Inc.	31,400	5,199
		33,539
TOTAL INDUSTRIALS		1,964,299
INFORMATION TECHNOLOGY - 15.7%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	736,731	57,111
IT Services - 4.1%
Accenture PLC Class A	293,907	78,047
Block, Inc. Class A (a)	3,215,200	246,702
MasterCard, Inc. Class A (d)	1,241,480	441,085
PayPal Holdings, Inc. (a)	351,476	25,869
Shopify, Inc. Class A (a)	1,023,500	42,107
Toast, Inc. (a)	2,861,246	54,135
Visa, Inc. Class A	761,682	167,524
X Holdings I, Inc. (e)(f)	17,243	6,301
		1,061,770
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	444,532	81,558
Enphase Energy, Inc. (a)	106,540	22,430
GlobalFoundries, Inc. (a)	1,508,606	98,572
Lam Research Corp.	104,965	51,014
Lattice Semiconductor Corp. (a)	315,300	26,788
Marvell Technology, Inc.	6,942,311	313,445
NVIDIA Corp.	1,987,543	461,428
onsemi (a)	1,760,293	136,264
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,357,100	118,163
Universal Display Corp.	39,100	5,312
		1,314,974
Software - 4.8%
Adobe, Inc. (a)	207,899	67,349
Atom Tickets LLC (a)(e)(f)(g)	2,580,511	0
Autodesk, Inc. (a)	343,472	68,244
Dynatrace, Inc. (a)	1,364,033	58,012
Microsoft Corp.	3,418,542	852,655
Oracle Corp.	193,500	16,912
Paycom Software, Inc. (a)	44,500	12,863
Salesforce.com, Inc. (a)	100,877	16,504
Synopsys, Inc. (a)	95,439	34,717
Tenable Holdings, Inc. (a)	101,504	4,490
Workday, Inc. Class A (a)(b)	694,652	128,837
		1,260,583
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	2,809,755	414,186
Samsung Electronics Co. Ltd.	100,000	4,587
		418,773
TOTAL INFORMATION TECHNOLOGY		4,113,211
MATERIALS - 2.7%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	264,300	75,585
Corteva, Inc.	69,466	4,327
Olin Corp.	28,000	1,617
Sherwin-Williams Co. (d)	569,238	126,001
The Chemours Co. LLC	489,300	16,724
		224,254
Containers & Packaging - 0.0%
Aptargroup, Inc.	14,700	1,716
Ball Corp.	189,500	10,652
		12,368
Metals & Mining - 1.8%
Barrick Gold Corp.	2,097,900	33,818
First Quantum Minerals Ltd.	1,601,741	34,993
Franco-Nevada Corp.	37,947	4,844
Freeport-McMoRan, Inc.	2,826,900	115,818
Glencore PLC	5,681,945	33,875
Newmont Corp. (d)	3,691,119	160,970
Nucor Corp.	455,551	76,277
Wheaton Precious Metals Corp.	236,400	9,849
		470,444
TOTAL MATERIALS		707,066
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Extra Space Storage, Inc.	85,800	14,127
Lamar Advertising Co. Class A	15,700	1,642
		15,769
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	169,152	12,015
TOTAL COMMON STOCKS (Cost $11,953,409)		16,085,918

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(e)(f)	145,676	28,957
Reddit, Inc. Series E (a)(e)(f)	28,500	1,086
		30,043
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc.:
Series C(a)(e)(f)	1,881,874	18,028
Series D(a)(e)(f)	342,241	3,279
		21,307
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	37

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	39,979

TOTAL CONVERTIBLE PREFERRED STOCKS		91,366
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(e)(f)	38,589,900	1,003
Series 1D(a)(e)(f)	40,824,742	1,061
		2,064
TOTAL PREFERRED STOCKS (Cost $68,735)		93,430

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	1,371	1,434
4% 6/12/27 (e)(f)	354	370
(Cost $1,725)		1,804

Fixed-Income Funds - 37.5%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (i)	13,775,468	1,407,164
Fidelity Investment Grade Bond Central Fund (i)	86,950,718	8,438,567
TOTAL FIXED-INCOME FUNDS (Cost $10,973,012)		9,845,731

Money Market Funds - 1.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (j)	170,493,923	170,528
Fidelity Securities Lending Cash Central Fund 4.63% (j)(k)	108,050,086	108,061
TOTAL MONEY MARKET FUNDS (Cost $278,589)		278,589

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $23,275,470)	26,305,472
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(90,226)
NET ASSETS - 100.0%	26,215,246

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Canadian Pacific Railway Ltd.	Chicago Board Options Exchange	3,000	31,089	82.50	03/17/23	(38)
Halliburton Co.	Chicago Board Options Exchange	10,036	36,360	43.00	04/21/23	(366)
Marriott International, Inc. Class A	Chicago Board Options Exchange	1,448	24,506	190.00	04/21/23	(127)
MasterCard, Inc. Class A	Chicago Board Options Exchange	1,026	36,453	395.00	04/21/23	(126)
Netflix, Inc.	Chicago Board Options Exchange	2,606	83,947	425.00	04/21/23	(316)
Newmont Corp.	Chicago Board Options Exchange	2,113	9,215	52.50	04/21/23	(36)
Sherwin-Williams Co.	Chicago Board Options Exchange	1,062	23,507	250.00	03/17/23	(27)
The Boeing Co.	Chicago Board Options Exchange	5,116	103,113	235.00	04/21/23	(478)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	1,544	73,485	530.00	04/21/23	(285)

TOTAL WRITTEN OPTIONS						(1,799)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $421,675,000.
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $237,116,000 or 0.9% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	10,000

Atom Tickets LLC	8/15/17	15,000

Blu Investments LLC	5/21/20	26

ByteDance Ltd. Series E1	11/18/20	15,962

Get Heal, Inc. Series B	11/07/16	2,597

Goop International Holdings, Inc. Series C	12/15/17	20,000

Goop International Holdings, Inc. Series D	6/21/19	5,000

Neutron Holdings, Inc.	2/04/21	42

Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056

Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354

Reddit, Inc. Series E	5/18/21	1,211

Space Exploration Technologies Corp. Class A	9/11/17	5,551

Space Exploration Technologies Corp. Class C	9/11/17	757

Space Exploration Technologies Corp. Series H	8/04/17	7,009

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,909

Tory Burch LLC Class A	5/14/15	50,000

Tory Burch LLC Class B	12/31/12	17,505

TulCo LLC	8/24/17 - 12/14/17	15,000

X Holdings I, Inc.	10/25/22	17,243

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	642,362	2,617,913	3,089,747	3,975	-	-	170,528	0.4%
Fidelity High Income Central Fund	1,577,613	59,935	220,207	59,935	(15,290)	5,113	1,407,164	82.2%
Fidelity Investment Grade Bond Central Fund	8,577,708	146,542	1,382	146,543	(4)	(284,297)	8,438,567	23.4%
Fidelity Securities Lending Cash Central Fund 4.63%	117,626	567,024	576,589	40	-	-	108,061	0.3%
Total	10,915,309	3,391,414	3,887,925	210,493	(15,294)	(279,184)	10,124,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	6,720	-	1	-	(1)	(207)	6,511
Total	6,720	-	1	-	(1)	(207)	6,511

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,195,389	1,131,038	34,308	30,043
Consumer Discretionary	2,077,660	1,798,248	223,148	56,264
Consumer Staples	527,589	430,598	96,991	-
Energy	1,006,687	1,006,687	-	-
Financials	2,176,634	2,097,803	11,959	66,872
Health Care	2,343,050	2,343,013	-	37
Industrials	2,004,278	1,923,938	4,380	75,960
Information Technology	4,113,211	4,106,910	-	6,301
Materials	707,066	673,191	33,875	-
Real Estate	15,769	15,769	-	-
Utilities	12,015	12,015	-	-

Corporate Bonds	1,804	-	-	1,804

Fixed-Income Funds	9,845,731	9,845,731	-	-

Money Market Funds	278,589	278,589	-	-
Total Investments in Securities:	26,305,472	25,663,530	404,661	237,281
Derivative Instruments:

Liabilities
Written Options	(1,799)	(1,799)	-	-
Total Liabilities	(1,799)	(1,799)	-	-
Total Derivative Instruments:	(1,799)	(1,799)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(1,799)
Total Equity Risk	0	(1,799)
Total Value of Derivatives	0	(1,799)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,182) - See accompanying schedule:
Unaffiliated issuers (cost $12,003,422)	$16,174,641
Fidelity Central Funds (cost $11,251,601)	10,124,320
Other affiliated issuers (cost $20,447)	6,511

Total Investment in Securities (cost $23,275,470)		$26,305,472
Cash		588
Restricted cash		91
Receivable for investments sold		67,021
Receivable for fund shares sold		6,511
Dividends receivable		16,815
Interest receivable		189
Distributions receivable from Fidelity Central Funds		625
Prepaid expenses		22
Other receivables		1,171
Total assets		26,398,505
Liabilities
Payable for investments purchased	$43,330
Payable for fund shares redeemed	12,729
Accrued management fee	8,428
Written options, at value (premium received $8,688)	1,799
Other affiliated payables	2,642
Other payables and accrued expenses	6,259
Collateral on securities loaned	108,072
Total Liabilities		183,259
Net Assets		$26,215,246
Net Assets consist of:
Paid in capital		$22,797,660
Total accumulated earnings (loss)		3,417,586
Net Assets		$26,215,246

Net Asset Value and Maximum Offering Price
Puritan :
Net Asset Value , offering price and redemption price per share ($22,355,160 ÷ 1,060,181 shares)		$21.09
Class K :
Net Asset Value , offering price and redemption price per share ($3,860,086 ÷ 183,243 shares)		$21.07

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$96,901
Interest		35
Income from Fidelity Central Funds (including $40 from security lending)		209,215
Total Income		306,151
Expenses
Management fee	$50,030
Transfer agent fees	14,812
Accounting fees	1,073
Custodian fees and expenses	100
Independent trustees' fees and expenses	48
Registration fees	135
Audit	138
Legal	21
Interest	1
Miscellaneous	57
Total expenses before reductions	66,415
Expense reductions	(507)
Total expenses after reductions		65,908
Net Investment income (loss)		240,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	357,824
Redemptions in-kind	1,101
Fidelity Central Funds	(15,294)
Other affiliated issuers	(1)
Foreign currency transactions	(110)
Written options	16,617
Capital gain distributions from Fidelity Central Funds	1,278
Total net realized gain (loss)		361,415
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(94,387)
Fidelity Central Funds	(279,184)
Other affiliated issuers	(207)
Assets and liabilities in foreign currencies	19
Written options	6,889
Total change in net unrealized appreciation (depreciation)		(366,870)
Net gain (loss)		(5,455)
Net increase (decrease) in net assets resulting from operations		$234,788
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$240,243	$420,398
Net realized gain (loss)	361,415	2,620,374
Change in net unrealized appreciation (depreciation)	(366,870)	(7,070,717)
Net increase (decrease) in net assets resulting from operations	234,788	(4,029,945)
Distributions to shareholders	(2,110,690)	(4,259,091)
Share transactions - net increase (decrease)	411,917	1,462,727
Total increase (decrease) in net assets	(1,463,985)	(6,826,309)

Net Assets
Beginning of period	27,679,231	34,505,540
End of period	$26,215,246	$27,679,231

Financial Highlights
Fidelity® Puritan® Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.76	$29.62	$25.87	$22.17	$25.10	$22.90
Income from Investment Operations
Net investment income (loss) A,B	.19	.33	.25	.30	.34	.37
Net realized and unrealized gain (loss)	(.10)	(3.57)	4.79	4.35	(.27)	2.81
Total from investment operations	.09	(3.24)	5.04	4.65	.07	3.18
Distributions from net investment income	(.16)	(.39) C	(.25)	(.32)	(.36)	(.32)
Distributions from net realized gain	(1.59)	(3.23) C	(1.04)	(.63)	(2.63)	(.67)
Total distributions	(1.76) D	(3.62)	(1.29)	(.95)	(3.00) D	(.98) D
Net asset value, end of period	$21.09	$22.76	$29.62	$25.87	$22.17	$25.10
Total Return E,F	1.04%	(12.30)%	20.33%	21.84%	1.17%	14.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51% I	.50%	.51%	.52%	.53%	.54%
Expenses net of fee waivers, if any	.51% I	.50%	.51%	.52%	.53%	.53%
Expenses net of all reductions	.51% I	.50%	.50%	.52%	.53%	.53%
Net investment income (loss)	1.80% I	1.31%	.93%	1.33%	1.58%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$22,355	$23,519	$28,846	$24,168	$21,319	$22,864
Portfolio turnover rate J	58% I,K	62% K	58% K	55% K	132% K	44% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Puritan® Fund Class K

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.74	$29.60	$25.85	$22.15	$25.09	$22.89
Income from Investment Operations
Net investment income (loss) A,B	.20	.35	.27	.32	.36	.39
Net realized and unrealized gain (loss)	(.11)	(3.57)	4.79	4.35	(.28)	2.81
Total from investment operations	.09	(3.22)	5.06	4.67	.08	3.20
Distributions from net investment income	(.17)	(.41) C	(.27)	(.34)	(.38)	(.34)
Distributions from net realized gain	(1.59)	(3.23) C	(1.04)	(.63)	(2.63)	(.67)
Total distributions	(1.76)	(3.64)	(1.31)	(.97)	(3.02) D	(1.00) D
Net asset value, end of period	$21.07	$22.74	$29.60	$25.85	$22.15	$25.09
Total Return E,F	1.08%	(12.24)%	20.43%	21.97%	1.22%	14.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.43% I	.43%	.43%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.43% I	.42%	.43%	.44%	.45%	.45%
Expenses net of all reductions	.43% I	.42%	.43%	.43%	.44%	.44%
Net investment income (loss)	1.88% I	1.39%	1.00%	1.41%	1.67%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$3,860	$4,160	$5,659	$5,478	$5,662	$6,612
Portfolio turnover rate J	58% I,K	62% K	58% K	55% K	132% K	44% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.03%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Puritan Fund	$948

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,588,744
Gross unrealized depreciation	(1,618,532)
Net unrealized appreciation (depreciation)	$2,970,212
Tax cost	$23,342,149

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Puritan Fund	66,122.25

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	7,689,618	8,628,769

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Puritan Fund	203	1,101	4,362	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Puritan Fund	11,361	114,304	291,485	Puritan and Class K

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Puritan	$13,981.12
Class K	831.04
	$14,812
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Puritan Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan Fund	$176

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Puritan Fund	Borrower	$6,684	3.32%	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan Fund	351,574	560,745	41,352

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Puritan Fund	$24

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Puritan Fund	$5	$3	$128

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $507.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Puritan Fund
Distributions to shareholders
Puritan	$1,792,363	$3,565,291
Class K	318,327	693,800
Total	$2,110,690	$4,259,091

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Puritan Fund
Puritan
Shares sold	25,438	76,593	$536,748	$1,980,329
Reinvestment of distributions	86,329	128,760	1,681,747	3,364,271
Shares redeemed	(84,770)	(145,883)	(1,787,326)	(3,687,223)
Net increase (decrease)	26,997	59,470	$431,169	$1,657,377
Class K
Shares sold	9,010	18,873	$189,475	$482,080
Reinvestment of distributions	16,363	26,573	318,312	693,798
Shares redeemed	(25,046)	(53,712)	(527,039)	(1,370,528)
Net increase (decrease)	327	(8,266)	$(19,252)	$(194,650)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Puritan® Fund
Fidelity® Puritan® Fund	.51%
Actual		$ 1,000	$ 1,010.40	$ 2.54
Hypothetical- B		$ 1,000	$ 1,022.27	$ 2.56
Class K	.43%
Actual		$ 1,000	$ 1,010.80	$ 2.14
Hypothetical- B		$ 1,000	$ 1,022.66	$ 2.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700677.125
PUR-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023